UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4571

Name of Registrant: Vanguard Pennsylvania Tax-Free Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2010 – May 31, 2011

Item 1: Reports to Shareholders

Vanguard Pennsylvania Tax-Exempt
Funds Semiannual Report

May 31, 2011

Vanguard Pennsylvania Tax-Exempt Money Market Fund
Vanguard Pennsylvania Long-Term Tax-Exempt Fund

> While money market rates remained near zero in the first half of the fiscal year, the broad U.S. municipal bond market overcame an early slide to return about 2%.

> Vanguard Pennsylvania Tax-Exempt Money Market Fund returned 0.05% for the six months ended May 31, 2011, just ahead of the average return of its state peer group.

> Vanguard Pennsylvania Long-Term Tax-Exempt Fund returned 1.79% for Investor Shares—ahead of the average return of its state peer group and in line with the broad U.S. muni market, but behind its national benchmark index.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Advisor’s Report.	8
Pennsylvania Tax-Exempt Money Market Fund.	12
Pennsylvania Long-Term Tax-Exempt Fund.	27
About Your Fund’s Expenses.	53
Trustees Approve Advisory Arrangement.	55
Glossary.	56

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

Cover photograph: Jean Maher.

Your Fund’s Total Returns

Six Months Ended May 31, 2011

		Taxable-
	SEC	Equivalent	Income	Capital	Total
	Yields	Yields	Returns	Returns	Returns
Vanguard Pennsylvania Tax-Exempt Money
Market Fund	0.05%	0.08%	0.05%	0.00%	0.05%
Pennsylvania Tax-Exempt Money Market Funds
Average					0.00
Pennsylvania Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper Inc.
Vanguard Pennsylvania Long-Term Tax-Exempt Fund
Investor Shares	3.45%	5.48%	2.06%	-0.27%	1.79%
Admiral™ Shares	3.53	5.60	2.10	-0.27	1.83
Barclays Capital 10 Year Municipal Bond Index					2.73
Pennsylvania Municipal Debt Funds Average					1.28
Pennsylvania Municipal Debt Funds Average: Derived from data provided by Lipper Inc.

7-day SEC yield for the Pennsylvania Tax-Exempt Money Market Fund; 30-day SEC yield for the Pennsylvania Long-Term Tax-Exempt Fund. The calculation of taxable-equivalent yield assumes a typical itemized tax return and is based on the maximum federal tax rate of 35% and the maximum income tax rate for the state. Local taxes were not considered. Please see the prospectus for a detailed explanation of the calculation.
Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements.

Your Fund’s Performance at a Glance
November 30, 2010 , Through May 31, 2011

			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Pennsylvania Tax-Exempt Money
Market Fund	$1.00	$1.00	$0.001	$0.000
Vanguard Pennsylvania Long-Term Tax-Exempt
Fund
Investor Shares	$10.99	$10.96	$0.220	$0.000
Admiral Shares	10.99	10.96	0.224	0.000

Chairman’s Letter

Dear Shareholder,

A springtime rally helped the broad U.S. municipal bond market rebound from an inauspicious start and return about 2% for the six months ended May 31. Sensational headlines in December predicting large-scale municipal defaults were followed by reports of rising state revenues and more focus on fiscal discipline, which encouraged demand amid unusually low supply.

Against this backdrop, Vanguard Pennsylvania Long-Term Tax-Exempt Fund returned 1.79% for Investor Shares and 1.83% for Admiral Shares. Interest income more than offset the fund’s slightly negative capital return (its holdings did not fully recover from price declines in December and January).

The advisor’s high-quality focus helped the Long-Term Fund outperform its state peers: In a reversal from last year, higher-rated bonds outperformed lower-quality securities. The fund lagged its market benchmark, the Barclays Capital 10 Year Municipal Bond Index, which is a reasonable but imperfect standard of comparison. For example, in contrast to the index, your fund invests across the maturity spectrum. Intermediate-term bonds fared particularly well during the six months as investors sought higher yields without the greater interest rate risk of the longest-maturity bonds.

As the Federal Reserve kept its target for short-term interest rates anchored near zero, Vanguard Pennsylvania Tax-Exempt Money Market Fund returned a scant 0.05%—ahead of the average return of its state peer group. The fund’s 7-day SEC yield on May 31 was 0.05%, down from six months ago. In contrast, the Long-Term Fund’s 30-day SEC yield for Investor Shares rose to 3.45%. As shown on page 1, each fund’s taxable-equivalent yield was higher than its SEC yield.

Note: The funds are permitted to invest in securities whose income is subject to the alternative minimum tax (AMT). As of May 31, the Long-Term Fund owned no securities that would generate income distributions subject to the AMT, but the Money Market Fund did.

In the broad U.S. bond market, a late-stage change of direction
Through much of the fiscal half-year, bond market returns hovered near— or below—0%. With the economy seeming to find its footing, interest rates rose slowly but steadily. Investors were concerned that accelerating growth might eventually lead to higher inflation, perhaps sooner rather than later. Rising rates put pressure on bond prices.

Later in the period, however, disappointing economic news—including in the housing and labor markets—doused worries about inflation. Perhaps counterintuitively, bad news for the economy spells good news for bonds: As yields retreated, bond prices rallied.

Market Barometer
			Total Returns
		Periods Ended May 31, 2011
	Six	One	Five Years
	Months	Year	(Annualized)
Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad
taxable market)	1.91%	5.84%	6.63%
Barclays Capital Municipal Bond Index (Broad tax-exempt
market)	2.04	3.18	4.78
Citigroup Three-Month U.S. Treasury Bill Index	0.06	0.15	1.94

Stocks
Russell 1000 Index (Large-caps)	15.49%	26.81%	3.69%
Russell 2000 Index (Small-caps)	17.34	29.75	4.70
Dow Jones U.S. Total Stock Market Index	15.20	27.10	4.07
MSCI All Country World Index ex USA (International)	13.58	29.95	3.95

CPI
Consumer Price Index	3.27%	3.57%	2.22%

For the full six months, the broad U.S. taxable bond market returned about 2%, roughly matching the performance of the municipal market.

Stock prices followed corporate profits higher
During the six months, global stock markets powered past a series of unnerving developments—financial drama in Europe, natural and nuclear disaster in Japan, and geopolitical upheaval in commodity markets. The broad U.S. stock market returned more than 15% for the six months, buoyed by surprising strength in corporate profits. Toward the end of the period, however, a pullback in the manufacturing sector and unexpected weakness in the labor market sounded notes of caution.

International stocks followed a similar trajectory, returning almost 14% for the period. In emerging markets and in most developed markets, strength in local currencies boosted returns for U.S.-based investors.

An inauspicious start capped by a strong finish
As I noted in our annual report to you six months ago, November 2010 was the most volatile month in the municipal market since the 2008 financial crisis. The key forces that converged to create the volatility and lower muni bond prices continued into the first months of the new fiscal year: abundant new-issue supply (through December), concerns about inflation as the economy gathered steam, and anxiety about prospects for municipal

Expense Ratios
Your Fund Compared With Its Peer Group

	Investor	Admiral	Peer Group
	Shares	Shares	Average
Pennsylvania Tax-Exempt Money
Market Fund	0.17%	—	0.46%
Pennsylvania Long-Term Tax-Exempt
Fund	0.20	0.12%	1.10

The fund expense ratios shown are from the prospectus dated March 29, 2011, and represent estimated costs for the current fiscal year. For the six months ended May 31, 2011, the funds’ annualized expense ratios were: for the Pennsylvania Tax-Exempt Money Market Fund, 0.17%; and for the Pennsylvania Long-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2010.

Peer groups: For the Pennsylvania Tax-Exempt Money Market Fund, Pennsylvania Tax-Exempt Money Market Funds; for the Pennsylvania Long-Term Tax-Exempt Fund, Pennsylvania Municipal Debt Funds.

bond defaults. (As to the likelihood of widespread defaults, Vanguard believes the dire predictions of some analysts are overblown. For a brief discussion of our view, see the box below.)

Several factors contributed to the late-2010 supply surge. Some tax-exempt borrowers that might otherwise have come to market in 2011 accelerated their plans in anticipation of rising interest rates. Others took advantage of the temporary AMT exemption for private-activity bonds, such as those used to finance airports. And the stampede to issue taxable Build

America Bonds (BABs) before the end-of-year deadline flustered an already skittish tax-exempt market, especially the long-term segment. (BABs offered an attractive federal subsidy that lowered issuers’ borrowing costs. The BABs and AMT incentives, part of the 2009 federal stimulus act, expired on December 31.)

This flood of new supply pushed tax-exempt bond prices down, and yields up, in December—the worst of the past six months for the broad municipal market and for Pennsylvania bonds.

Investment insight

Perspective on default risk
Although state tax collections are recovering, worries about default are still making headlines. Here’s why we think the threat is overstated:

• Long, strong repayment history. In the 40 years through 2009, the average default rate for investment-grade municipal bonds was a minuscule 0.03%.
The rate was 30 times higher for corporate bonds.

• Issuers’ ability to pay. Most municipals are revenue bonds—often backed by fees for essential services such as water, sewers, and electricity—or general obligation bonds (backed by the issuer’s full taxing power). Households try to pay utility bills even in tough times, and issuers can raise taxes if need be.

• Issuers’ willingness to pay. Issuers who default to avoid debt payments could lose access to funding for everyday operations and capital projects—a poor risk/
reward tradeoff, given their typically low debt burdens. For example, across the
50 states, debt secured by state operating resources as a percentage of the state’s economic output currently averages only about 4.5%. Pennsylvania’s debt burden is even lower, at about 2.5%.
Source: Moody’s Investors Service. For more discussion, see the research paper California Is Not Greece at
vanguard.com/jumppage/researchpapers/tab1.html.

Bond returns were also hurt by a significant exodus from tax-exempt funds, which experienced some of the largest—and longest-lasting—cash outflows in decades. Some investors were spooked by headlines warning of defaults and by concerns about higher interest rates (which could depress near-term returns); others wanted to participate in the stock market rally.

Market conditions began improving, however, as winter turned to spring. Most notably, the supply of new bonds dried up. From January through May, nationwide new-issue volume was less than $85 billion, the lowest for this five-month period since 2000. In part, this reflected deferral of nonessential projects because of budget constraints.

Investors seeking to buy scarce new tax-exempt bonds bid up prices. And as the U.S. economic recovery slowed, investors’ concern about rising interest rates receded. At the same time, confidence improved as states and municipalities gained credibility in their budget-balancing efforts. The realization that municipal bonds were attractively valued led to strong returns in April and May, both nationally and in your fund.

For a discussion of the funds’ management during the period, please see the Advisor’s Report following this letter.

State revenues improve but local revenues lag
Across most of the nation, state tax revenues have been recovering from the Great Recession but still have not caught up. In Pennsylvania, combined revenue from personal and corporate income taxes plus sales tax increased about 3% in the first calendar quarter of 2011 compared with 2010, according to preliminary data from The Nelson A. Rockefeller Institute of Government.

The picture is a bit more complicated at the local level. Typically, state revenues from various sources lag the broad U.S. economy during downturns and recoveries, and local revenues lag state receipts. This time, the slowdown at the local level has been exacerbated by significant reductions in assessed home values, hurting property tax receipts—while demand for many services has risen and the flow of federal stimulus dollars has ended.

Pennsylvania, along with most states, faces tough budget and policy choices. As I write this letter, state legislators are working to resolve the budget for the new fiscal year starting July 1. [Editor’s note: The budget was signed on June 30.]

Discipline and diversification are more important than ever
In April, Vanguard Pennsylvania Long-Term Tax-Exempt Fund marked its 25th anniversary (the Money Market Fund is two years younger). The funds’ longevity is a testament to the experience and skills of their advisor, Vanguard Fixed Income Group, and the close teamwork among its portfolio managers, traders, and credit analysts.

We hope that state and local governments will continue to make the tough decisions necessary to balance spending in lean times, and that they will be more prudent in better times. But optimism is no substitute for rigorous, independent credit analysis. And while we think the grim forecasts about looming defaults have been overstated, we acknowledge that there may be some uptick in defaults, especially among smaller issuers and less creditworthy projects, which our screening process helps us weed out.

As always, we believe investors will be well-served by holding a balanced portfolio of low-cost mutual funds that is diversified across and within asset classes. For Pennsylvania investors in higher tax brackets, the Vanguard Pennsylvania Tax-Exempt Funds can play a helpful role in such a portfolio, providing exemption from state as well as federal income taxes.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
June 13, 2011

Advisor’s Report

For the fiscal half-year ended May 31, 2011, Vanguard Pennsylvania Tax-Exempt Money Market Fund returned 0.05%, as the Federal Reserve continued to keep short-term interest rates near zero. By comparison, the average return of peer-group state funds was 0%. The Pennsylvania Long-Term Tax-Exempt Fund returned 1.79% for Investor Shares and 1.83% for Admiral Shares, trailing the return of its national benchmark index but ahead of the average return of competing state funds.

The investment environment
The funds successfully navigated a particularly challenging investment environment in recent months, a volatile period for the municipal bond market because of credit, market, and supply concerns.

The period began with yields pushing higher and prices falling (bond prices and yields move inversely). For example, the yields of 10-year AAA general-obligation tax-exempt bonds at the national level rose by about half a percentage point from November 30 to January 31, then declined by more than that from February through May. Yields of comparable 30-year bonds followed a similar pattern, but ended the period a bit higher than where they began. These are large moves in a very short time, relative to the historical experience of this market.

Yields of Tax-Exempt Municipal Bonds
(AAA-Rated General-Obligation Issues)

	November 30,	May 31,
Maturity	2010	2011
2 years	0.60%	0.44%
5 years	1.36	1.23
10 years	2.79	2.65
30 years	4.28	4.30
Source: Vanguard.

Concurrent with the market volatility was a tide of withdrawals from tax-exempt bond funds, Vanguard’s included, that began in November 2010 and peaked in January 2011 as yields spiked. Outflows then began to ease substantially.

The price and redemption trends early on were consequences of a variety of market forces, including investors’ concern about the fiscal struggles of state and local governments. That worry was stoked by gloomy media reports in the early part of the reporting period, including, quite frankly, some commentary we consider irresponsible. The strong stock market rally also drew some investors away from bonds.

More upward pressure on long-term yields came from investors who were cautious about the outlook for inflation, as well as from a flood of Build America Bonds (BABs)—including issues from Pennsyl-vania—that came to market before the program ended on December 31. Indeed, almost a quarter of all BABs nationwide were issued during the final three months of 2010. (Our tax-exempt funds do not invest in these bonds because they are taxable.) With the end of the BABs program, there was an expectation that the supply of traditional munis would get a boost. This had the immediate effect of pushing up yields, especially those of long-term bonds.

At the other end of the yield spectrum, money market funds remained anchored to flat returns, a result of the Fed’s near-zero target for the shortest-term interest rates. After more than two years of this policy, many muni investors have turned to short-term and intermediate-term bonds, especially those in the 5- to 7-year portion of the yield curve. (Intermediate-term bonds were top performers during the six-month period.) We don’t expect the Fed to raise its target federal funds rate before the second half of 2012. The combined effect of near-zero short-term rates and upward pressure on long-term rates has produced one of the steepest yield curves in years.

The credit environment
State and local governments continued the difficult process of striking a balance between spending needs and lower tax revenues. The impact of both has been magnified by the severity of the Great Recession: Because of slow growth and high unemployment, people have required more services while tax revenues of all kinds have shrunk.

In the face of these challenges, states and municipalities have been taking a variety of difficult steps to bring spending and revenues in line. For example, state and local governments cut payrolls by almost 300,000 over the year ended May 31, even while private-sector employment grew. Meanwhile, tax revenues have begun to rise nationwide—for the fifth straight quarter as of March 31, according to preliminary results from The Nelson A. Rockefeller Institute of Government—although they still have not recovered to pre-recession levels. The financial stress has in many cases also turned serious attention to longer-term concerns, such as the underfunding of retiree benefits.

As noted in more detail in the Chairman’s Letter (see especially the Investment Insight box on page 5), we’re confident that state and local governments will be able to manage their way through their financial difficulties. At the same time, it wouldn’t be surprising for a few smaller issuers to run into trouble, and we acknowledge that this will be a challenging process for some time.

Management of the funds
Our investment strategy during the half- year reflected our assessment of several important developments. These included a steep yield curve, ongoing fiscal challenges faced by tax-exempt issuers, less liquidity in the market, and short supply.

We have positioned the Long-Term Fund to benefit whenever the Federal Reserve begins to raise its target rate, which will lift the short end of the yield curve. The long end is likely to experience less volatility—resulting in a somewhat flatter and more typically shaped yield curve—because the market has already priced in its expectation of eventual rate increases. In anticipation of the eventual rise in short-term rates, we have increased our allocation to the intermediate part of the yield curve.

We continue to favor bonds that rely on revenues from essential services, such as providing electricity and water, to fund payments. Our credit analysts, who monitor the financial condition of states and municipalities, keep a constant eye on the credit quality of the portfolios and recommend repositioning when merited.

For some time, we have prepared for the possibility of heavy redemptions so that long-term shareholders would not be adversely affected. We have done so by dedicating a portion of the Long-Term Fund’s assets, across the yield curve, to holdings that are liquid enough to be tapped if needed to meet redemptions. (They can also be tapped to take advantage of good investment opportunities.)

Liquidity is also an issue because of the structure of the municipal bond market. The 2008 financial crisis reduced the number of broker-dealers who deal with institutional investors, putting stress on these counterparties’ ability to provide much-needed liquidity when necessary. As a result, part of our overall decision to purchase a security is an evaluation of how easy it will be to trade it.

A supportive factor for prices has been the supply of traditional municipal bonds during the first half of fiscal 2011, which, counter to expectations, has been unusually light. In Pennsylvania, for example, about $5 billion in traditional municipal bonds were issued in the six months ended May 31, almost 40% less than a year earlier. Fiscal caution among municipal issuers, which are taking another look at capital projects as they strive to balance their budgets, may also be a factor.

The decline in trades resulting from lower supply made it difficult for market participants to establish market-clearing prices during the period, presenting a challenge that was met successfully by our talented team of traders. Looking forward, we’re confident that we can tackle whatever lies ahead because of the skill and dedication of our experienced portfolio managers, traders, and credit analysts. Together, they bring to the task a high level of rigor and discipline that we believe will continue to serve our shareholders well.

Marlin G. Brown, Portfolio Manager

John M. Carbone, Principal, Portfolio Manager

Pamela Wisehaupt Tynan, Principal, Head of Municipal Money Market Funds

Christopher W. Alwine, CFA, Principal, Head of Municipal Bond Funds

Vanguard Fixed Income Group

June 22, 2011

Pennsylvania Tax-Exempt Money Market Fund

Fund Profile
As of May 31, 2011

Financial Attributes
Ticker Symbol	VPTXX
Expense Ratio[1]	0.17%
7-Day SEC Yield	0.05%
Average Weighted
Maturity	27 days

Distribution by Credit Quality (% of portfolio)
First Tier	100.0%
For information about these ratings, see the Glossary entry for Credit Quality.

1 The expense ratio shown is from the prospectus dated March 29, 2011, and represents estimated costs for the current fiscal year. For the six months ended May 31, 2011, the annualized expense ratio was 0.17%.

Pennsylvania Tax-Exempt Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Fiscal-Year Total Returns (%): November 30, 2000, Through May 31, 2011

		PA Tax-Exempt
		Money Mkt
		Funds Avg
Fiscal Year	Total Returns	Total Returns
2001	2.89%	2.53%
2002	1.32	0.98
2003	0.91	0.56
2004	1.05	0.60
2005	2.19	1.72
2006	3.31	2.85
2007	3.64	3.14
2008	2.42	1.93
2009	0.50	0.22
2010	0.12	0.00
2011	0.05	0.00

7-day SEC yield (5/31/2011): 0.05% Pennsylvania Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper Inc.
Note: For 2011, performance data reflect the six months ended May 31, 2011.

Average Annual Total Returns: Periods Ended March 31, 2011
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Pennsylvania Tax-Exempt Money
Market Fund	6/13/1988	0.13%	1.80%	1.72%

See Financial Highlights for dividend information.

Pennsylvania Tax-Exempt Money Market Fund

Financial Statements (unaudited)

Statement of Net Assets
As of May 31, 2011

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund’s Form N-MFP filings become public 60 days after the relevant month-end, and may be viewed at sec.gov or via a link on the “Portfolio Holdings” page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (100.4%)
Pennsylvania (94.5%)
1 Abington PA School District GO TOB VRDO	0.180%	6/7/11 LOC	14,920	14,920
Allegheny County PA GO VRDO	0.200%	6/7/11 LOC	14,455	14,455
Allegheny County PA GO VRDO	0.200%	6/7/11 LOC	37,290	37,290
Allegheny County PA Higher Education Building
Authority University Revenue
(Carnegie Mellon University) VRDO	0.110%	6/1/11	89,320	89,320
Allegheny County PA Higher Education Building
Authority University Revenue
(Point Park University) VRDO	0.180%	6/7/11 LOC	15,300	15,300
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	4.000%	5/15/12	1,000	1,033
1 Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center) TOB VRDO	0.180%	6/7/11	72,395	72,395
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center) VRDO	0.150%	6/7/11 LOC	34,600	34,600
Allegheny County PA Industrial Development
Authority Revenue (Western Pennsylvania
School for Blind Children) PUT	0.700%	7/1/11	14,500	14,500
Beaver County PA Industrial Development
Authority Pollution Control Revenue (FirstEnergy
Nuclear Generation Corp. Project) VRDO	0.130%	6/1/11 LOC	17,200	17,200
Beaver County PA Industrial Development
Authority Pollution Control Revenue (FirstEnergy
Nuclear Generation Corp. Project) VRDO	0.140%	6/7/11 LOC	40,000	40,000
Beaver County PA Industrial Development
Authority Pollution Control Revenue (FirstEnergy
Nuclear Generation Corp. Project) VRDO	0.170%	6/7/11 LOC	60,500	60,500
Beaver County PA Industrial Development
Authority Pollution Control Revenue
(Metropolitan Edison Co. Project) VRDO	0.180%	6/7/11 LOC	10,000	10,000
Berks County PA Industrial Development
Authority Revenue (Kutztown University) VRDO	0.180%	6/7/11 LOC	13,040	13,040

Pennsylvania Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project) PUT	0.380%	7/14/11	10,250	10,250
Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)
TOB VRDO	0.190%	6/7/11	9,750	9,750
Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)
TOB VRDO	0.190%	6/7/11	98,990	98,990
Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center
Project) VRDO	0.200%	6/7/11	9,900	9,900
Bethlehem PA Area School District GO
TOB VRDO	0.180%	6/7/11 LOC	6,990	6,990
Blackrock Muniyield PA Quality Fund VRDP VRDO	0.380%	6/7/11 LOC	15,300	15,300
Bucks County PA Industrial Development
Authority Hospital Revenue (Grand View
Hospital) VRDO	0.110%	6/7/11 LOC	40,935	40,935
Butler County PA General Authority Revenue
(Hampton Township School District
Project) VRDO	0.230%	6/7/11 (4)	21,120	21,120
Cambria County PA Industrial Development
Authority Revenue (American National
Red Cross) VRDO	0.160%	6/7/11 LOC	16,145	16,145
Carlisle PA Area School District GO	5.375%	3/1/12 (Prere.)	1,550	1,608
Carlisle PA Area School District GO	5.375%	3/1/12 (Prere.)	1,635	1,696
Carlisle PA Area School District GO	5.375%	3/1/12 (Prere.)	1,725	1,789
Carlisle PA Area School District GO	5.375%	3/1/12 (Prere.)	1,820	1,888
Chambersburg PA Authority Revenue
(Wilson College Project) VRDO	0.190%	6/7/11 LOC	31,180	31,180
Chester County PA Industrial Development
Authority Revenue (Archdiocese of
Philadelphia) VRDO	0.120%	6/1/11 LOC	8,050	8,050
Chester County PA Industrial Development
Authority Student Housing Revenue (University
Student Housing LLC Project) VRDO	0.160%	6/7/11 LOC	9,900	9,900
Chester County PA Industrial Development
Authority Student Housing Revenue (University
Student Housing LLC Project) VRDO	0.170%	6/7/11 LOC	8,000	8,000
Chester County PA Industrial Development
Authority Water Facilities Revenue (Aqua
Pennsylvania Inc. Project) TOB VRDO	0.230%	6/7/11 (13)	15,935	15,935
Dauphin County PA General Authority Hospital
Revenue (Reading Hospital & Medical
Center Project) VRDO	0.200%	6/7/11	6,205	6,205
Delaware County PA Authority Hospital Revenue
(Crozer-Chester Medical Center Obligated
Group) VRDO	0.180%	6/7/11 LOC	10,855	10,855
Delaware County PA Authority Revenue
(Haverford College) VRDO	0.120%	6/7/11	29,545	29,545
Delaware County PA Industrial Development
Authority Airport Facilities Revenue
(United Parcel Service Inc.) VRDO	0.110%	6/1/11	14,800	14,800
Delaware County PA Industrial Development
Authority Resource Recovery Facility Revenue
(General Electric Capital Corp.) VRDO	0.180%	6/7/11	7,395	7,395

Pennsylvania Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Delaware County PA Industrial Development
Authority Resource Recovery Facility Revenue
(General Electric Capital Corp.) VRDO	0.180%	6/7/11	16,200	16,200
Delaware County PA Industrial Development
Authority Resource Recovery Facility Revenue
(General Electric Capital Corp.) VRDO	0.180%	6/7/11	11,630	11,630
1 Delaware County PA Industrial Development
Authority Revenue (Aqua Pennsylvania Inc.
Project) TOB VRDO	0.230%	6/7/11 (13)	2,515	2,515
Delaware County PA Industrial Development
Authority Revenue (Resource Recovery) VRDO	0.180%	6/7/11	7,955	7,955
Delaware County PA Industrial Development
Authority Revenue (Resource Recovery) VRDO	0.180%	6/7/11	17,250	17,250
Delaware County PA Industrial Development
Authority Solid Waste Revenue
(Scott Paper Co.) VRDO	0.220%	6/7/11	21,675	21,675
Delaware County PA Industrial Development
Authority Solid Waste Revenue
(Scott Paper Co.) VRDO	0.220%	6/7/11	20,000	20,000
Delaware County PA Industrial Development
Authority Solid Waste Revenue
(Scott Paper Co.) VRDO	0.220%	6/7/11	14,900	14,900
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.110%	6/7/11 LOC	1,685	1,685
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.180%	6/7/11 LOC	5,000	5,000
1 Downingtown PA Area School District
GO TOB VRDO	0.180%	6/7/11	8,500	8,500
Emmaus PA General Authority Revenue VRDO	0.190%	6/7/11 LOC	90,700	90,700
Emmaus PA General Authority Revenue VRDO	0.200%	6/7/11 LOC	4,800	4,800
Emmaus PA General Authority Revenue VRDO	0.200%	6/7/11 LOC	2,200	2,200
Emmaus PA General Authority Revenue VRDO	0.200%	6/7/11 LOC	9,600	9,600
Emmaus PA General Authority Revenue VRDO	0.200%	6/7/11 LOC	15,600	15,600
Emmaus PA General Authority Revenue VRDO	0.200%	6/7/11 LOC	5,485	5,485
Emmaus PA General Authority Revenue VRDO	0.200%	6/7/11 LOC	4,000	4,000
Erie County PA Hospital Authority Revenue
(Hamot Health Foundation) VRDO	0.110%	6/1/11 LOC	2,420	2,420
Fayette County PA Hospital Authority Revenue
(Fayette Regional Health System) VRDO	0.150%	6/7/11 LOC	14,200	14,200
Geisinger Health System Authority of
Pennsylvania Revenue (Penn State Geisinger
Health System) VRDO	0.110%	6/1/11	4,300	4,300
1 Geisinger Health System Authority of
Pennsylvania Revenue TOB VRDO	0.180%	6/7/11	3,450	3,450
Haverford Township PA School District GO VRDO	0.190%	6/7/11 LOC	5,000	5,000
Lancaster County PA Convention Center Authority
Revenue (Hotel Room Rental Tax) VRDO	0.180%	6/7/11 LOC	39,670	39,670
Lancaster County PA Convention Center Authority
Revenue (Hotel Room Rental Tax) VRDO	0.180%	6/7/11 LOC	1,500	1,500
Lancaster County PA Hospital Authority Health
System Revenue (Lancaster General
Hospital) VRDO	0.150%	6/1/11 LOC	2,065	2,065

Pennsylvania Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Lehigh County PA General Purpose Hospital
Authority Revenue (Good Shephard
Group) VRDO	0.180%	6/7/11 LOC	10,625	10,625
Lehigh County PA General Purpose Hospital
Authority Revenue (Muhlenberg College) VRDO	0.180%	6/7/11 LOC	28,755	28,755
Lower Merion PA School District GO VRDO	0.170%	6/7/11 LOC	11,490	11,490
Lower Merion PA School District GO VRDO	0.170%	6/7/11 LOC	6,200	6,200
1 Luzerne County PA Industrial Development
Authority Water Facility Revenue
(Pennsylvania-American Water Co.) TOB VRDO	0.240%	6/7/11 (13)	5,000	5,000
Manheim Township PA School District GO VRDO	0.340%	6/7/11 (4)	11,770	11,770
Montgomery County PA Industrial Development
Authority Revenue (Friends’ Central School
Project) VRDO	0.180%	6/7/11 LOC	2,615	2,615
1 Montgomery County PA Industrial Development
Authority Revenue (New Regional Medical
Center Project) TOB VRDO	0.190%	6/7/11	11,090	11,090
Moon Industrial Development Authority
Pennsylvania Mortgage Revenue (Providence
Point Project) VRDO	0.200%	6/7/11 LOC	59,425	59,425
1 Northampton County PA General Purpose
Authority University Revenue (Lafayette
College) TOB VRDO	0.190%	6/7/11	17,600	17,600
Northampton County PA General Purpose
Authority University Revenue (Lafayette
College) VRDO	0.140%	6/7/11	19,290	19,290
1 Northampton County PA General Purpose
Authority University Revenue (Lehigh
University) TOB VRDO	0.170%	6/7/11 LOC	21,365	21,365
Northampton County PA General Purpose
Authority University Revenue
(Lehigh University) VRDO	0.140%	6/7/11	20,650	20,650
Northampton County PA General Purpose
Authority University Revenue (Lehigh
University) VRDO	0.180%	6/7/11	6,200	6,200
1 Nuveen Pennsylvania Investment Quality
Municipal Fund VRDP VRDO	0.380%	6/7/11 LOC	25,000	25,000
1 Pennsylvania Economic Development
Financing Authority Exempt Facilities Revenue
(PPL Energy Supply LLC Project) TOB VRDO	0.190%	6/7/11 LOC	9,995	9,995
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue (PSEG
Power LLC Project) VRDO	0.200%	6/7/11 LOC	28,000	28,000
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue
(York Water Co. Project) VRDO	0.190%	6/7/11 LOC	5,000	5,000
Pennsylvania Economic Development Financing
Authority Revenue (Wenger’s Feed Mill) VRDO	0.400%	6/7/11 LOC	5,670	5,670
Pennsylvania Economic Development Financing
Authority Revenue (Wenger’s Feed Mill) VRDO	0.400%	6/7/11 LOC	5,190	5,190
1 Pennsylvania Economic Development Financing
Authority Water Facilities Revenue
(Aqua Pennsylvania Inc. Project) TOB PUT	0.480%	8/18/11	7,495	7,495
1 Pennsylvania Economic Development Financing
Authority Water Facilities Revenue (Aqua
Pennsylvania Inc. Project) TOB VRDO	0.190%	6/7/11 (13)	9,900	9,900

Pennsylvania Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Pennsylvania GO	5.000%	7/1/11	2,000	2,008
Pennsylvania GO	5.000%	8/1/11	4,900	4,938
Pennsylvania GO	5.000%	8/1/11	5,000	5,039
Pennsylvania GO	5.000%	8/1/11	17,000	17,133
Pennsylvania GO	5.000%	10/1/11	3,250	3,300
Pennsylvania GO	5.000%	10/1/11	1,300	1,320
Pennsylvania GO	5.000%	11/1/11	1,250	1,274
Pennsylvania GO	5.000%	2/15/12	9,865	10,189
Pennsylvania GO	5.000%	2/15/12	20,525	21,193
Pennsylvania GO TOB VRDO	0.150%	6/1/11	25,000	25,000
1 Pennsylvania GO TOB VRDO	0.200%	6/7/11	11,495	11,495
Pennsylvania Higher Educational Facilities
Authority Revenue (Bryn Mawr College) PUT	0.430%	2/2/12	7,500	7,500
1 Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)
TOB VRDO	0.190%	6/7/11 LOC	7,450	7,450
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University) VRDO	0.140%	6/1/11 LOC	29,825	29,825
1 Pennsylvania Higher Educational Facilities
Authority Revenue (Foundation for Indiana
University of Pennsylvania Student Housing)
TOB VRDO	0.180%	6/7/11 LOC	11,995	11,995
Pennsylvania Higher Educational Facilities
Authority Revenue (Foundation for Indiana
University of Pennsylvania Student Housing)
VRDO	0.160%	6/7/11 LOC	46,295	46,295
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	2.000%	6/15/11	4,645	4,648
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph’s University)
VRDO	0.170%	6/7/11 LOC	8,700	8,700
1 Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the
University of Pennsylvania) TOB VRDO	0.190%	6/7/11	5,000	5,000
1 Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue TOB VRDO	0.240%	6/7/11	4,855	4,855
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.160%	6/7/11	45,000	45,000
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.170%	6/7/11 LOC	27,395	27,395
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.170%	6/7/11 LOC	15,420	15,420
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.170%	6/7/11 LOC	5,320	5,320
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.180%	6/7/11 LOC	12,715	12,715
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.180%	6/7/11 LOC	10,000	10,000
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.180%	6/7/11 LOC	8,850	8,850
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.180%	6/7/11 LOC	11,700	11,700
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.190%	6/7/11	10,000	10,000
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.190%	6/7/11	10,220	10,220

Pennsylvania Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Pennsylvania Intergovernmental Cooperation
Authority Special Tax Revenue
(Philadelphia Funding Program)	4.000%	6/15/11	3,000	3,004
1 Pennsylvania Intergovernmental Cooperation
Authority Special Tax Revenue
(Philadelphia Funding Program) TOB VRDO	0.180%	6/7/11	5,050	5,050
Pennsylvania State University Revenue PUT	0.300%	6/1/12	41,250	41,250
1 Pennsylvania State University Revenue
TOB VRDO	0.170%	6/7/11 LOC	48,965	48,965
1 Pennsylvania State University Revenue
TOB VRDO	0.180%	6/7/11	6,095	6,095
1 Pennsylvania State University Revenue
TOB VRDO	0.180%	6/7/11	5,500	5,500
Pennsylvania Turnpike Commission Revenue	5.375%	7/15/11 (Prere.)	1,000	1,016
Pennsylvania Turnpike Commission Revenue	5.375%	7/15/11 (Prere.)	1,505	1,529
Pennsylvania Turnpike Commission Revenue	5.375%	7/15/11 (Prere.)	2,500	2,540
Pennsylvania Turnpike Commission Revenue	0.700%	12/1/11	3,000	3,002
1 Pennsylvania Turnpike Commission Revenue
TOB VRDO	0.280%	6/7/11 (12)	4,325	4,325
1 Pennsylvania Turnpike Commission Toll
Revenue TOB VRDO	0.190%	6/7/11 LOC	9,920	9,920
Pennsylvania Infrastructure & Investment
Authority CP	0.210%	7/27/11 LOC	15,000	15,000
1 Philadelphia PA Airport Revenue TOB VRDO	0.380%	6/7/11 (4)	7,000	7,000
Philadelphia PA Airport Revenue VRDO	0.180%	6/7/11 LOC	68,115	68,115
1 Philadelphia PA Authority Industrial Development
Revenue (Girard Estate Aramark Project) VRDO	0.250%	6/7/11 LOC	3,400	3,400
Philadelphia PA Authority Industrial Development
Revenue (Greater Philadelphia Health Action
Project) VRDO	0.220%	6/7/11 LOC	8,635	8,635
Philadelphia PA Authority Industrial Development
Revenue (Inglis House Project) VRDO	0.170%	6/7/11	10,500	10,500
Philadelphia PA Gas Works Revenue	5.250%	8/1/11 (Prere.)	8,000	8,067
Philadelphia PA Gas Works Revenue VRDO	0.160%	6/7/11 LOC	12,400	12,400
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Children’s
Hospital of Philadelphia Project) VRDO	0.120%	6/1/11	9,600	9,600
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Children’s
Hospital of Philadelphia Project) VRDO	0.120%	6/1/11	10,200	10,200
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Children’s
Hospital of Philadelphia Project) VRDO	0.120%	6/1/11	10,900	10,900
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Children’s
Hospital of Philadelphia Project) VRDO	0.120%	6/1/11	1,100	1,100
1 Philadelphia PA Hospitals & Higher Education
Facilities Authority Revenue (Wills Eye
Hospital Project) VRDO	0.200%	6/7/11 LOC	11,115	11,115
1 Philadelphia PA Industrial Development Authority
Lease Revenue (Fox Chase Cancer Center)
TOB VRDO	0.150%	6/1/11 LOC	22,800	22,800
Philadelphia PA Industrial Development
Authority Lease Revenue VRDO	0.160%	6/7/11 LOC	28,775	28,775
Philadelphia PA Industrial Development Authority
Lease Revenue VRDO	0.180%	6/7/11 LOC	20,000	20,000

Pennsylvania Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Philadelphia PA Industrial Development Authority
Revenue (William Penn Charter School) VRDO	0.180%	6/7/11 LOC	4,800	4,800
Philadelphia PA School District GO	5.500%	2/1/12 (Prere.)	4,000	4,139
Philadelphia PA School District GO VRDO	0.110%	6/7/11 LOC	24,100	24,100
Philadelphia PA School District GO VRDO	0.160%	6/7/11 LOC	21,200	21,200
Philadelphia PA Water & Waste Water Revenue	7.000%	6/15/11	14,685	14,721
1 Philadelphia PA Water & Waste Water
Revenue TOB VRDO	0.190%	6/7/11 (13)	45,210	45,210
Philadelphia PA Water & Waste Water
Revenue VRDO	0.180%	6/7/11 LOC	9,630	9,630
Ridley PA School District GO VRDO	0.190%	6/7/11 LOC	10,070	10,070
Sayre PA Health Care Facilities Authority
Revenue (Guthrie Health Care System)	5.850%	12/1/11 (Prere.)	4,860	5,038
South Fork PA Hospital Authority Hospital
Revenue (Conemaugh Valley Memorial
Hospital Project) VRDO	0.190%	6/7/11 LOC	25,275	25,275
Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	5.000%	6/1/11	1,310	1,310
1 Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)
TOB VRDO	0.190%	6/7/11	9,970	9,970
St. Mary’s Hospital Authority Bucks County PA
Revenue (Catholic Health Initiatives) VRDO	0.210%	6/7/11	24,200	24,200
State Public School Building Authority
Pennsylvania School Revenue (City of
Harrisburg School District Project) VRDO	0.180%	6/7/11 LOC	24,645	24,645
State Public School Building Authority
Pennsylvania School Revenue (North Allegheny
School District Project) VRDO	0.160%	6/7/11	18,135	18,135
Temple University of the Commonwealth
System of Higher Education Pennsylvania
University Funding Obligation RAN	1.500%	4/4/12	60,000	60,513
Union County PA Higher Educational Facilities
Financing Authority University Revenue
(Bucknell University) VRDO	0.150%	6/7/11	4,890	4,890
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
(University Capital Project) RAN	2.000%	6/18/12	30,000	30,525
University of Pittsburgh PA Revenue CP	0.300%	6/1/11	12,750	12,750
University of Pittsburgh PA Revenue CP	0.250%	6/9/11	25,000	25,000
University of Pittsburgh PA Revenue CP	0.260%	8/3/11	8,950	8,950
1 University of Pittsburgh PA Revenue TOB VRDO	0.180%	6/7/11	6,660	6,660
1 University of Pittsburgh PA Revenue TOB VRDO	0.190%	6/7/11	6,665	6,665
1 University of Pittsburgh PA Revenue TOB VRDO	0.190%	6/7/11	5,395	5,395
Upper St. Clair Township PA GO VRDO	0.290%	6/7/11 (4)	24,585	24,585
Washington County PA Hospital Authority Revenue
(Washington Hospital Project) VRDO	0.180%	6/7/11 LOC	9,460	9,460
West Chester PA Area School District GO	2.000%	11/15/11	1,450	1,461
Wilkes-Barre PA Finance Authority College
Revenue (King’s College Project) VRDO	0.180%	6/7/11 LOC	10,320	10,320
York County PA Industrial Development Authority
Revenue (Crescent Industries Inc. Project) VRDO	0.280%	6/7/11 LOC	4,015	4,015
				2,692,616

Pennsylvania Tax-Exempt Money Market Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
Puerto Rico (5.9%)
1	Puerto Rico Housing Finance Authority
	Revenue TOB VRDO	0.180%	6/7/11	2,500	2,500
1	Puerto Rico Industrial Medical & Environmental
	Pollution Control Facilities Financing Authority
	Revenue (Abbott Laboratories Project) PUT	0.950%	3/1/12	8,280	8,280
	Puerto Rico Public Finance Corp. Revenue	5.500%	2/1/12 (Prere.)	14,750	15,237
	Puerto Rico Public Finance Corp. Revenue	5.500%	2/1/12 (Prere.)	3,500	3,617
	Puerto Rico Sales Tax Financing Corp.
	Revenue PUT	5.000%	8/1/11 (Prere.)	59,225	59,685
1	Puerto Rico Sales Tax Financing Corp.
	Revenue TOB VRDO	0.170%	6/7/11	9,300	9,300
1	Puerto Rico Sales Tax Financing Corp.
	Revenue TOB VRDO	0.170%	6/7/11 LOC	1,410	1,410
1	Puerto Rico Sales Tax Financing Corp.
	Revenue TOB VRDO	0.170%	6/7/11 LOC	1,680	1,680
1	Puerto Rico Sales Tax Financing Corp.
	Revenue TOB VRDO	0.170%	6/7/11 LOC	1,710	1,710
1	Puerto Rico Sales Tax Financing Corp.
	Revenue TOB VRDO	0.180%	6/7/11	5,900	5,900
1	Puerto Rico Sales Tax Financing Corp.
	Revenue TOB VRDO	0.230%	6/7/11	45,900	45,900
1	Puerto Rico Sales Tax Financing Corp.
	Revenue TOB VRDO	0.280%	6/7/11	13,855	13,855
					169,074
Total Tax-Exempt Municipal Bonds (Cost $2,861,690)					2,861,690
Other Assets and Liabilities (-0.4%)
Other Assets					19,518
Liabilities					(30,123)
					(10,605)
Net Assets (100%)
Applicable to 2,851,156,362 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)					2,851,085
Net Asset Value Per Share					$1.00

At May 31, 2011, net assets consisted of:
					Amount
					($000)
Paid-in Capital					2,851,225
Undistributed Net Investment Income					—
Accumulated Net Realized Losses					(140)
Net Assets					2,851,085

See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2011, the aggregate value of these securities was $685,590,000, representing 24.0% of net assets.
A key to abbreviations and other references follows the Statement of Net Assets.
See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Tax-Exempt Money Market Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

Pennsylvania Tax-Exempt Money Market Fund

Statement of Operations

Six Months Ended
May 31, 2011
($000)
Investment Income
Income
Interest	4,142
Total Income	4,142
Expenses
The Vanguard Group—Note B
Investment Advisory Services	429
Management and Administrative	1,571
Marketing and Distribution	495
Custodian Fees	22
Shareholders’ Reports	5
Trustees’ Fees and Expenses	2
Total Expenses	2,524
Net Investment Income	1,618
Realized Net Gain (Loss) on Investment Securities Sold	6
Net Increase (Decrease) in Net Assets Resulting from Operations	1,624

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Tax-Exempt Money Market Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,618	3,613
Realized Net Gain (Loss)	6	(15)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,624	3,598
Distributions
Net Investment Income	(1,618)	(3,613)
Realized Capital Gain	—	—
Total Distributions	(1,618)	(3,613)
Capital Share Transactions (at $1.00)
Issued	1,091,907	1,931,518
Issued in Lieu of Cash Distributions	1,562	3,486
Redeemed	(1,249,355)	(2,256,037)
Net Increase (Decrease) from Capital Share Transactions	(155,886)	(321,033)
Total Increase (Decrease)	(155,880)	(321,048)
Net Assets
Beginning of Period	3,006,965	3,328,013
End of Period	2,851,085	3,006,965

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Tax-Exempt Money Market Fund

Financial Highlights

Six Months
	Ended
For a Share Outstanding	May 31,			Year Ended November 30,
Throughout Each Period	2011	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.001	.001	.005	.024	.036	.033
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—	—
Total from Investment Operations	.001	.001	.005	.024	.036	.033
Distributions
Dividends from Net Investment Income	(.001)	(.001)	(.005)	(.024)	(.036)	(.033)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.001)	(.001)	(.005)	(.024)	(.036)	(.033)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.05%	0.12%	0.50%	2.42%	3.64%	3.31%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,851	$3,007	$3,328	$3,867	$4,167	$3,390
Ratio of Total Expenses to
Average Net Assets	0.17%	0.17%	0.17%[2]	0.11%[2]	0.10%	0.13%
Ratio of Net Investment Income to
Average Net Assets	0.11%	0.12%	0.51%	2.39%	3.57%	3.27%

The expense ratio and net income ratio for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Includes fees to participate in the Treasury Temporary Guarantee Program for Money Market Funds of 0.04% for 2009 and 0.01% for 2008.

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Tax-Exempt Money Market Fund

Notes to Financial Statements

Vanguard Pennsylvania Tax-Exempt Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2007–2010), and for the period ended May 31, 2011, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

4. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At May 31, 2011, the fund had contributed capital of $452,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.18% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard. Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield so as to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At May 31, 2011, 100% of the fund’s investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. In preparing the financial statements as of May 31, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Pennsylvania Long-Term Tax-Exempt Fund

Fund Profile
As of May 31, 2011

Share-Class Characteristics
		Investor	Admiral
	Shares		Shares
Ticker Symbol	VPAIX		VPALX
Expense Ratio[1]	0.20%		0.12%
30-Day SEC Yield	3.45%		3.53%

Financial Attributes
		Barclays	Barclays
		10 Year	Municipal
		Municipal	Bond
	Fund	Index	Index
Number of Bonds	469	8,667	45,699
Yield to Maturity
(before expenses)	3.5%	3.3%	3.5%
Average Coupon	4.7%	4.9%	4.9%
Average Duration	6.7 years	7.1 years	8.4 years
Average Effective
Maturity	8.2 years	9.9 years	13.3 years
Short-Term
Reserves	4.1%	—	—

Volatility Measures
	Barclays	Barclays
	10 Year	Municipal
	Municipal	Bond
	Index	Index
R-Squared	0.90	0.99
Beta	0.85	0.94
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Maturity (% of portfolio)
Under 1 Year		10.0%
1 - 3 Years		7.2
3 - 5 Years		17.3
5 - 10 Years		46.2
10 - 20 Years		7.1
20 - 30 Years		10.9
Over 30 Years		1.3

Distribution by Credit Quality (% of portfolio)
AAA		5.0%
AA		54.0
A		30.4
BBB		8.4
BB		0.3
Not Rated		1.9
For information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated March 29, 2011, and represent estimated costs for the current fiscal year. For the six months ended May 31, 2011, the annualized expense ratios were 0.20% for Investor Shares and 0.12% for Admiral Shares.

Pennsylvania Long-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): November 30, 2000, Through May 31, 2011

				Barclays
				10 Year
				Municipal
			Investor Shares	Index
Fiscal Year	Income Returns	Capital Returns	Total Returns	Total Returns
2001	5.33%	3.46%	8.79%	8.22%
2002	4.99	1.50	6.49	6.67
2003	4.62	2.68	7.30	6.88
2004	4.59	-1.27	3.32	4.03
2005	4.54	-1.44	3.10	3.01
2006	4.72	1.58	6.30	6.17
2007	4.50	-2.20	2.30	3.51
2008	4.19	-8.67	-4.48	-0.42
2009	4.67	7.65	12.32	12.67
2010	4.10	0.18	4.28	5.51
2011	2.06	-0.27	1.79	2.73
Note: For 2011, performance data reflect the six months ended May 31, 2011.

Average Annual Total Returns: Periods Ended March 31, 2011
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
Investor Shares	4/7/1986	1.15%	3.47%	4.56%	-0.34%	4.22%
Admiral Shares	5/14/2001	1.23	3.55	4.62[1]	-0.21[1]	4.41[1]
1 Return since inception.

See Financial Highlights for dividend and capital gains information.

Pennsylvania Long-Term Tax-Exempt Fund

Financial Statements (unaudited)

Statement of Net Assets
As of May 31, 2011

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (98.8%)
Pennsylvania (96.5%)
Abington PA School District GO	5.000%	4/1/32 (4)	1,495	1,526
Allegheny County PA GO	5.375%	11/1/12 (Prere.)	2,645	2,827
Allegheny County PA GO	5.375%	11/1/12 (Prere.)	2,000	2,138
Allegheny County PA GO	5.375%	11/1/12 (Prere.)	2,880	3,078
Allegheny County PA GO	5.375%	11/1/12 (Prere.)	3,725	3,981
Allegheny County PA GO	5.375%	11/1/16 (14)	4,100	4,315
Allegheny County PA GO	5.375%	11/1/17 (14)	3,600	3,783
Allegheny County PA GO	5.000%	11/1/29	4,000	4,063
Allegheny County PA Higher Education Building
Authority University Revenue
(Carnegie Mellon University)	5.125%	3/1/32	3,000	3,008
Allegheny County PA Higher Education Building
Authority University Revenue
(Carnegie Mellon University) VRDO	0.110%	6/1/11	12,100	12,100
Allegheny County PA Higher Education Building
Authority University Revenue
(Duquesne University)	5.250%	3/1/26	4,005	4,211
Allegheny County PA Higher Education Building
Authority University Revenue
(Duquesne University)	5.500%	3/1/28	1,940	2,057
Allegheny County PA Higher Education Building
Authority University Revenue
(Duquesne University)	5.500%	3/1/29	1,700	1,792
Allegheny County PA Higher Education Building
Authority University Revenue
(Duquesne University)	5.500%	3/1/31	770	804
Allegheny County PA Hospital Development
Authority Revenue (University of
Pittsburgh Medical Center)	5.000%	6/15/13	2,000	2,157
Allegheny County PA Hospital Development
Authority Revenue (University of
Pittsburgh Medical Center)	5.000%	6/15/14	1,500	1,657
Allegheny County PA Hospital Development
Authority Revenue (University of
Pittsburgh Medical Center)	5.000%	9/1/14	25,000	27,770
Allegheny County PA Hospital Development
Authority Revenue (University of
Pittsburgh Medical Center)	5.000%	6/15/15	2,000	2,246

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Allegheny County PA Hospital
Development Authority Revenue
(University of Pittsburgh Medical Center)	5.000%	5/15/18	7,000	7,935
Allegheny County PA Hospital
Development Authority Revenue
(University of Pittsburgh Medical Center)	5.000%	6/15/18	7,000	7,431
Allegheny County PA Hospital
Development Authority Revenue
(University of Pittsburgh Medical Center)	6.000%	7/1/23 (14)	5,745	6,741
Allegheny County PA Hospital
Development Authority Revenue
(University of Pittsburgh Medical Center)	6.000%	7/1/26 (14)	4,625	5,210
Allegheny County PA Hospital
Development Authority Revenue
(University of Pittsburgh Medical Center)	6.000%	7/1/27 (14)	9,325	10,468
Allegheny County PA Hospital
Development Authority Revenue
(University of Pittsburgh Medical Center)	5.375%	8/15/29	4,000	4,070
Allegheny County PA Hospital
Development Authority Revenue
(University of Pittsburgh Medical Center)	5.625%	8/15/39	10,800	10,937
1 Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center) TOB VRDO	0.180%	6/7/11	4,700	4,700
Allegheny County PA Port Authority Revenue	5.750%	3/1/29	6,000	6,454
Allegheny County PA Sanitation Authority
Sewer Revenue	5.375%	12/1/16 (14)	3,545	3,635
Allegheny County PA Sanitation Authority
Sewer Revenue	5.500%	12/1/16 (ETM)	11,295	12,546
Allegheny County PA Sanitation Authority
Sewer Revenue	5.375%	12/1/18 (14)	15,000	15,321
Allegheny County PA Sanitation Authority
Sewer Revenue	5.000%	12/1/24 (14)	6,000	6,226
Allegheny County PA Sanitation Authority
Sewer Revenue	5.000%	6/1/26 (4)	4,925	5,176
Allegheny County PA Sanitation Authority
Sewer Revenue	5.000%	6/1/30 (4)	3,500	3,653
Allegheny County PA Sanitation Authority
Sewer Revenue	5.000%	12/1/32 (14)	12,000	12,068
Annville Cleona PA School District GO	6.000%	3/1/28 (4)	1,500	1,599
Annville Cleona PA School District GO	6.000%	3/1/31 (4)	2,475	2,614
Beaver County PA Industrial Development
Authority Pollution Control Revenue
(FirstEnergy Nuclear Generation Corp.
Project) PUT	3.000%	4/2/12	7,000	7,069
Beaver County PA Industrial Development
Authority Pollution Control Revenue (FirstEnergy
Nuclear Generation Corp. Project) VRDO	0.150%	6/7/11 LOC	10,600	10,600
Bensalem Township PA School District GO	5.250%	6/15/24 (14)	3,700	3,991
Berks County PA GO	0.000%	11/15/13 (14)	7,250	7,003
Berks County PA GO	0.000%	11/15/14 (14)	8,615	8,112
Berks County PA GO	0.000%	11/15/15 (14)	6,250	5,694
Berks County PA Municipal Authority Hospital
Revenue (Reading Hospital & Medical
Center Project)	5.700%	10/1/14 (14)	3,160	3,381
Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)	5.500%	11/1/31	3,500	3,626

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)	5.750%	11/1/39	4,615	4,780
Bethlehem PA Area School District GO	5.375%	3/15/12 (Prere.)	7,500	7,805
Blair County PA Hospital Authority Hospital
Revenue (Altoona Hospital Project)	5.500%	7/1/16 (2)	4,480	4,828
Blair County PA Hospital Authority Revenue
(Altoona Regional Health System)	6.000%	11/15/39	13,500	13,445
Bristol Borough PA School District GO	5.250%	9/1/15 (Prere.)	3,635	4,257
Bucks County PA Industrial Development
Authority Revenue (Pennswood Village Project)	6.000%	10/1/12 (Prere.)	2,600	2,812
Catholic Health East Pennsylvania
Health Systems Revenue	5.375%	11/15/14 (Prere.)	3,000	3,431
Catholic Health East Pennsylvania
Health Systems Revenue	5.500%	11/15/14 (Prere.)	1,400	1,607
Central Bucks PA School District GO	5.000%	5/15/18 (Prere.)	11,750	14,155
Centre County PA Hospital Authority Revenue
(Mount Nittany Medical Center Project)	6.250%	11/15/41	1,750	1,762
Centre County PA Hospital Authority Revenue
(Mount Nittany Medical Center Project)	7.000%	11/15/46	5,000	5,319
Chambersburg PA Area School District GO	5.250%	3/1/29 (14)	3,805	3,929
Chester County PA GO	5.000%	7/15/26	4,345	4,691
2 Chester County PA GO	5.000%	7/15/27	5,000	5,370
Chester County PA Health & Education Facilities
Authority Revenue (Devereux Foundation)	5.000%	11/1/31	4,500	4,257
Chester County PA Health & Education Facilities
Authority Revenue (Jefferson Health System)	5.000%	5/15/31	2,720	2,713
Chester County PA Health & Education Facilities
Authority Revenue (Jefferson Health System)	5.000%	5/15/40	30,485	29,138
Chester County PA School Authority Revenue	5.000%	4/1/23 (2)	2,670	2,779
Chester County PA School Authority Revenue	5.000%	4/1/24 (2)	1,000	1,036
Chester County PA School Authority Revenue	5.000%	4/1/26 (2)	1,575	1,612
Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/32 (10)	4,980	4,017
Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/37 (10)	6,360	4,913
Coatesville PA School District GO	5.250%	8/15/14 (Prere.)	6,645	7,599
Commonwealth Financing Authority
Pennsylvania Revenue	5.250%	6/1/23 (14)	13,535	14,269
Cumberland County PA Municipal Authority
Retirement Community Revenue (Wesley
Affiliated Services Inc.)	7.250%	1/1/13 (Prere.)	7,360	8,203
Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social
Ministries Project)	5.000%	1/1/27	2,700	2,442
Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social
Ministries Project)	5.000%	1/1/36	6,750	5,645
Cumberland County PA Municipal
Authority Revenue (Diakon Lutheran
Social Ministries Project)	6.375%	1/1/39	2,000	2,004
Dallas PA School District GO	5.000%	4/1/29 (11)	5,385	5,488
Dauphin County PA General Authority Health
System Revenue (Pinnacle Health
System Project)	5.500%	8/15/28 (ETM)	9,415	11,557

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Dauphin County PA General Authority Health
System Revenue (Pinnacle Health
System Project)	6.000%	6/1/36	15,000	15,038
Dauphin County PA General Authority
Hospital Revenue (Western Pennsylvania
Hospital Project)	5.500%	7/1/13 (ETM)	2,160	2,263
Delaware County PA Authority Hospital Revenue
(Crozer-Chester Medical Center Obligated Group)	5.300%	12/1/27	8,905	7,825
Delaware County PA Authority Hospital Revenue
(Crozer-Keystone Obligated Group)	5.000%	12/15/31	5,000	4,049
Delaware County PA Authority University Revenue
(Villanova University)	5.000%	8/1/24 (14)	4,000	4,164
Delaware County PA Authority University Revenue
(Villanova University)	5.000%	12/1/26	1,000	1,058
Delaware County PA Authority University Revenue
(Villanova University)	5.000%	12/1/28	1,000	1,044
Delaware County PA Authority University Revenue
(Villanova University)	5.250%	12/1/31	600	631
Delaware County PA GO	5.000%	10/1/13	2,900	3,195
Delaware County PA GO	5.000%	10/1/14	3,905	4,426
Delaware County PA GO	5.000%	10/1/16	3,240	3,826
Delaware County PA Industrial Development
Authority Airport Facilities Revenue
(United Parcel Service Inc.) VRDO	2.830%	6/1/11	11,000	11,000
Delaware County PA Industrial Development
Authority Pollution Control Revenue
(PECO Energy Co. Project)	4.000%	12/1/12	13,000	13,492
Delaware County PA Regional Water
Quality Control Authority Revenue	5.500%	11/1/11 (Prere.)	2,405	2,458
Delaware County PA Regional Water
Quality Control Authority Revenue	5.500%	11/1/11 (Prere.)	2,685	2,744
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.250%	7/1/19 (14)	1,645	1,827
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.500%	7/1/19 (14)	4,835	5,593
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.250%	7/1/20 (14)	1,735	1,910
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.500%	7/1/20 (14)	5,105	5,904
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.250%	7/1/21 (14)	1,825	1,993
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.250%	7/1/22 (14)	1,920	2,085
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.250%	7/1/23 (14)	2,020	2,166
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.700%	1/1/23 (4)	8,345	8,358
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/35	10,000	10,034
Doylestown PA Hospital Authority
Hospital Revenue	5.000%	7/1/20 (12)	5,060	5,306
Doylestown PA Hospital Authority
Hospital Revenue	5.000%	7/1/21 (12)	3,000	3,115
Doylestown PA Hospital Authority
Hospital Revenue	5.000%	7/1/22 (12)	3,455	3,549
East Stroudsburg PA Area School District GO	5.000%	9/1/29 (4)	7,085	7,338
Emmaus PA General Authority Revenue VRDO	0.200%	6/7/11 LOC	5,850	5,850

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Emmaus PA General Authority Revenue VRDO	0.200%	6/7/11 LOC	4,300	4,300
Erie County PA GO	5.000%	9/1/15 (Prere.)	5,525	6,431
Erie County PA Hospital Authority Revenue
(Hamot Health Foundation)	5.000%	11/1/35 (11)	7,000	6,532
Erie PA School District GO	0.000%	9/1/11 (4)	5,780	5,767
Erie PA School District GO	0.000%	5/1/16 (ETM)	3,175	2,891
Franklin County PA Industrial Development
Authority Revenue (Chambersburg
Hospital Project)	5.375%	7/1/42	17,500	16,578
Geisinger Health System Authority of
Pennsylvania Revenue (Penn State Geisinger
Health System)	5.125%	6/1/34	5,000	5,064
Geisinger Health System Authority of
Pennsylvania Revenue (Penn State
Geisinger Health System)	5.250%	6/1/39	20,735	21,019
Geisinger Health System Authority of
Pennsylvania Revenue (Penn State
Geisinger Health System) VRDO	0.100%	6/1/11	2,025	2,025
1 Geisinger Health System Authority of
Pennsylvania Revenue TOB VRDO	0.180%	6/7/11	5,225	5,225
Hazleton PA Area School District GO	5.750%	3/1/12 (14)	1,420	1,475
Hazleton PA Area School District GO	6.000%	3/1/16 (14)	18,245	20,130
Hazleton PA Area School District GO	0.000%	3/1/17 (14)	4,425	3,621
Hazleton PA Area School District GO	0.000%	3/1/22 (14)	5,265	3,195
Hempfield PA Area School District
(Westmoreland County) GO	5.000%	9/15/15 (Prere.)	5,030	5,861
Indiana County PA Industrial Development
Authority Pollution Control Revenue (New York
State Electric & Gas Corp. Project) PUT	3.000%	6/3/13	5,000	5,076
Lackawanna County PA GO	5.000%	9/15/29 (2)	1,975	1,938
Lackawanna County PA GO	5.000%	9/15/29 (4)	3,745	3,861
Lake Lehman PA School District GO	0.000%	4/1/14 (14)	1,290	1,213
Lake Lehman PA School District GO	0.000%	4/1/15 (14)	1,295	1,173
Lake Lehman PA School District GO	0.000%	4/1/16 (14)	1,310	1,139
Lake Lehman PA School District GO	0.000%	4/1/17 (14)	1,315	1,084
Lake Lehman PA School District GO	0.000%	4/1/18 (14)	1,000	781
Lancaster County PA GO	5.500%	11/1/16 (14)	1,025	1,066
Lancaster County PA GO	5.500%	11/1/17 (14)	1,060	1,104
Lancaster County PA GO	5.500%	11/1/18 (14)	1,120	1,163
Lancaster County PA GO	5.500%	11/1/19 (14)	1,175	1,220
Lancaster County PA Hospital Authority
Health System Revenue (Lancaster General
Hospital) VRDO	0.150%	6/1/11 LOC	11,545	11,545
Lancaster County PA Hospital Authority
Revenue (Lancaster General Hospital)	5.000%	3/15/26	4,955	5,059
Lancaster County PA Hospital Authority
Revenue (Lancaster General Hospital)	5.000%	3/15/36	12,370	11,795
Lancaster County PA Hospital Authority
Revenue (Willow Valley Retirement Project)	5.875%	6/1/21	1,000	1,006
Lancaster County PA Hospital Authority
Revenue (Willow Valley Retirement Project)	5.875%	6/1/31	6,000	6,004
Lancaster PA Higher Education Authority College
Revenue (Franklin & Marshall College)	5.000%	4/15/22	1,135	1,204
Lancaster PA Higher Education Authority College
Revenue (Franklin & Marshall College)	5.000%	4/15/27	2,775	2,854
Lancaster PA Higher Education Authority College
Revenue (Franklin & Marshall College)	5.000%	4/15/37	4,000	4,021

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Latrobe PA Industrial Development Authority
College Revenue (St. Vincent College Project)	5.600%	5/1/21	1,635	1,652
Latrobe PA Industrial Development Authority
College Revenue (St. Vincent College Project)	5.700%	5/1/31	2,165	2,165
Lebanon County PA Health Facilities Authority
Health Center Revenue (Good Samaritan
Hospital Project)	6.000%	11/15/35	10,500	8,616
Lehigh County PA General Purpose Hospital
Authority Revenue (Lehigh Valley
Health Network)	5.375%	7/1/14 (4)	900	912
Lehigh County PA General Purpose Hospital
Authority Revenue (Lehigh Valley
Health Network)	7.000%	7/1/16 (14)	3,910	4,425
Lehigh County PA General Purpose Hospital
Authority Revenue (Lehigh Valley
Health Network)	5.000%	7/1/35 (4)	10,000	9,700
Lehigh County PA Industrial Development
Authority Pollution Control Revenue
(PPL Electric Utilities Corp. Project)	4.750%	2/15/27 (3)	4,360	4,080
Lower Merion PA School District GO	5.000%	9/1/28	7,845	8,409
Lower Merion PA School District GO	5.000%	9/1/30	8,670	9,209
Lower Merion PA School District GO	5.000%	9/1/32	5,000	5,265
Luzerne County PA GO	0.000%	11/15/12 (Prere.)	2,390	1,763
Luzerne County PA GO	0.000%	11/15/12 (Prere.)	2,360	1,854
Luzerne County PA GO	5.250%	12/15/21 (14)	5,320	5,737
Luzerne County PA Industrial Development
Authority Water Facility Revenue
(Pennsylvania-American Water Co.)	5.500%	12/1/39	10,000	10,040
Lycoming County PA Authority College Revenue
(Pennsylvania College of Technology)	5.250%	10/1/27 (12)	5,395	5,627
Lycoming County PA Authority College Revenue
(Pennsylvania College of Technology)	5.500%	10/1/37 (12)	6,650	6,801
McKeesport PA Area School District GO	0.000%	10/1/11 (14)	1,835	1,829
McKeesport PA Area School District GO	0.000%	10/1/14 (14)	2,040	1,851
McKeesport PA Area School District GO	0.000%	10/1/15 (14)	2,040	1,761
McKeesport PA Area School District GO	0.000%	10/1/16 (14)	4,655	3,818
McKeesport PA Area School District GO	0.000%	10/1/18 (ETM)	425	353
McKeesport PA Area School District GO	0.000%	10/1/18 (2)	2,650	2,047
Monroe County PA Hospital Authority Revenue
(Pocono Medical Center)	5.000%	1/1/27	2,000	1,912
Monroe County PA Hospital Authority Revenue
(Pocono Medical Center)	5.125%	1/1/37	3,000	2,739
Monroe County PA Hospital Authority Revenue
(Pocono Medical Center)	5.250%	1/1/43	6,450	5,878
Montgomery County PA GO	5.000%	10/15/28	13,235	14,119
Montgomery County PA GO	5.000%	10/15/31	6,450	6,749
Montgomery County PA Higher Education &
Health Authority Hospital Revenue
(Abington Memorial Hospital)	5.000%	6/1/25	5,000	5,033
Montgomery County PA Higher Education &
Health Authority Hospital Revenue
(Abington Memorial Hospital)	5.125%	6/1/33	13,545	13,137
Montgomery County PA Higher Education &
Health Authority Revenue (Catholic Health East)	5.375%	11/15/14 (Prere.)	2,175	2,500
Montgomery County PA Higher Education &
Health Authority Revenue (Dickinson College)	5.000%	5/1/31 (11)	5,750	5,780

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Montgomery County PA Higher Education &
Health Authority Revenue
(Holy Redeemer Health System)	5.250%	1/1/36	17,500	14,851
Montgomery County PA Industrial Development
Authority Revenue (Hill School)	5.000%	8/15/25 (14)	6,500	6,727
Montgomery County PA Industrial Development
Authority Revenue (Hill School)	5.000%	8/15/26 (14)	3,550	3,658
Montgomery County PA Industrial Development
Authority Revenue (Hill School)	5.000%	8/15/27 (14)	3,300	3,385
Montgomery County PA Industrial Development
Authority Revenue (New Regional Medical
Center Project)	5.250%	8/1/33	7,000	7,117
Montgomery County PA Industrial Development
Authority Revenue (New Regional Medical
Center Project)	5.375%	8/1/38	10,000	10,137
Moon Area School District PA GO	5.000%	11/15/28 (4)	5,000	5,165
Mount Lebanon PA School District GO	5.000%	2/15/13 (Prere.)	9,280	9,997
Mount Lebanon PA School District GO	5.000%	2/15/34	5,500	5,713
North Pocono PA School District GO	5.000%	3/15/26 (14)	4,035	4,138
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke’s
Hospital Project)	5.375%	8/15/28	6,675	6,313
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke’s
Hospital Project)	5.500%	8/15/35	2,500	2,259
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke’s
Hospital Project)	5.500%	8/15/40	5,000	4,487
Northampton County PA General Purpose
Authority University Revenue (Lehigh University)	5.000%	11/15/39	2,595	2,650
Owen J. Roberts School District Pennsylvania GO	5.500%	8/15/17 (4)	1,495	1,575
Parkland PA School District GO	5.375%	9/1/15 (14)	3,050	3,545
Parkland PA School District GO	5.375%	9/1/16 (14)	2,000	2,377
Pennsbury PA School District GO	5.250%	8/1/24 (4)	9,135	9,971
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue
(Allegheny Energy Supply Co. LLC Project)	7.000%	7/15/39	7,000	7,321
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue
(PPL Energy Supply LLC Project) PUT	3.000%	9/1/15	8,500	8,544
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue
(PPL Energy Supply LLC Project) PUT	3.000%	9/1/15	5,570	5,599
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue
(PPL Energy Supply LLC Project) PUT	3.000%	9/1/15	4,500	4,523
Pennsylvania Economic Development Financing
Authority Pollution Control Revenue
(PPL Electric Utilities Corp. Project)	4.000%	10/1/23	7,500	7,082
Pennsylvania Economic Development Financing
Authority Water Facilities Revenue
(American Water Co. Project)	6.200%	4/1/39	5,000	5,321
Pennsylvania Economic Development Financing
Authority Water Facilities Revenue
(Aqua Pennsylvania Inc. Project)	5.000%	10/1/39	5,500	5,544

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Pennsylvania Economic Development Financing
Authority Water Facilities Revenue
(Aqua Pennsylvania Inc. Project)	4.750%	11/15/40	2,500	2,449
Pennsylvania Economic Development Financing
Authority Water Facilities Revenue
(Aqua Pennsylvania Inc. Project)	5.000%	11/15/40	8,975	9,067
Pennsylvania Economic Development Financing
Authority Water Facilities Revenue
(Aqua Pennsylvania Inc. Project)	5.000%	12/1/43	7,500	7,568
Pennsylvania GO	5.000%	9/1/13	1,200	1,318
Pennsylvania GO	5.000%	2/15/14	4,930	5,481
Pennsylvania GO	5.250%	7/1/15	15,000	17,420
Pennsylvania GO	5.000%	2/15/16	24,420	28,462
Pennsylvania GO	5.000%	3/15/16	11,855	13,844
Pennsylvania GO	5.000%	4/15/16	18,690	21,867
Pennsylvania GO	5.375%	7/1/16 (14)	3,025	3,611
Pennsylvania GO	5.000%	8/1/16	5,000	5,887
Pennsylvania GO	5.000%	5/1/17	30,000	35,403
Pennsylvania GO	5.000%	7/1/17	16,000	18,923
Pennsylvania GO	5.375%	7/1/17	2,800	3,372
Pennsylvania GO	5.000%	8/1/17	10,000	11,839
Pennsylvania GO	5.000%	11/1/17	2,000	2,375
Pennsylvania GO	5.000%	11/1/17 (Prere.)	3,500	4,231
Pennsylvania GO	5.000%	2/15/18	12,745	15,078
Pennsylvania GO	5.000%	5/1/18	41,150	48,786
Pennsylvania GO	5.000%	5/1/19	18,520	21,983
Pennsylvania GO	5.000%	7/1/19	30,000	35,641
Pennsylvania GO	5.375%	7/1/19 (14)	9,915	12,051
Pennsylvania GO	5.000%	7/1/20	6,225	7,393
Pennsylvania GO	5.375%	7/1/21	16,000	19,621
1 Pennsylvania GO TOB VRDO	0.180%	6/7/11	4,900	4,900
Pennsylvania Higher Educational Facilities
Authority Revenue (Bryn Mawr College)	5.000%	12/1/37 (2)	13,170	13,402
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/32 (14)	4,950	4,963
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/37 (14)	9,600	9,517
Pennsylvania Higher Educational Facilities
Authority Revenue (Foundation for Indiana
University of Pennsylvania Student Housing)	0.654%	7/1/17 (10)	5,095	4,509
Pennsylvania Higher Educational Facilities
Authority Revenue (Foundation for Indiana
University of Pennsylvania Student Housing)	5.125%	7/1/39 (10)	10,000	8,763
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/30	1,595	1,670
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/31	1,670	1,737
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/34	5,535	5,660
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/39	1,270	1,286
Pennsylvania Higher Educational Facilities
Authority Revenue (Kings College) VRDO	0.180%	6/7/11 LOC	9,200	9,200
Pennsylvania Higher Educational Facilities
Authority Revenue (La Salle University)	5.250%	5/1/27	3,000	3,016
Pennsylvania Higher Educational Facilities
Authority Revenue (La Salle University)	5.000%	5/1/37	3,250	2,876

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Pennsylvania Higher Educational Facilities
Authority Revenue (Philadelphia University)	5.125%	6/1/25	3,500	3,366
Pennsylvania Higher Educational Facilities
Authority Revenue (Philadelphia University)	5.250%	6/1/32	6,350	5,814
Pennsylvania Higher Educational Facilities
Authority Revenue (Slippery Rock
University Foundation)	5.000%	7/1/31 (10)	10,460	8,954
Pennsylvania Higher Educational Facilities
Authority Revenue (Slippery Rock
University Foundation)	5.000%	7/1/37 (10)	3,500	3,013
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph’s University)	5.000%	11/1/34	4,000	4,003
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph’s University)	5.000%	11/1/40	5,000	4,763
Pennsylvania Higher Educational Facilities
Authority Revenue (Susquehanna University)
VRDO	0.180%	6/7/11 LOC	5,000	5,000
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/23 (14)	12,200	13,050
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/24 (14)	12,680	13,485
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson University)	5.375%	1/1/13 (Prere.)	4,435	4,761
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson University)	5.000%	9/1/39 (2)	9,000	8,581
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson University)	5.000%	3/1/40	1,000	997
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the
University of Pennsylvania)	5.000%	9/1/17	3,420	4,053
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the
University of Pennsylvania)	5.000%	9/1/23	1,130	1,289
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the
University of Pennsylvania)	5.000%	9/1/27	1,285	1,402
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the
University of Pennsylvania)	5.000%	9/1/28	3,390	3,672
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the
University of Pennsylvania)	5.000%	9/1/29	1,600	1,720
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the
University of Pennsylvania)	5.000%	9/1/30	2,260	2,413
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/24	1,250	1,307
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.250%	8/15/25	2,500	2,623
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.750%	8/15/41	4,000	4,127
Pennsylvania Higher Educational Facilities
Authority Revenue (University of
Pittsburgh Medical Center)	5.000%	5/15/18	1,375	1,572

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Scranton)	5.000%	11/1/28 (10)	4,080	4,153
Pennsylvania Higher Educational Facilities
Authority Revenue (University of the Sciences)	5.000%	11/1/25 (12)	2,285	2,417
Pennsylvania Higher Educational Facilities
Authority Revenue (University of the Sciences)	5.000%	11/1/27 (12)	1,800	1,877
Pennsylvania Higher Educational Facilities
Authority Revenue (University of the Sciences)	5.000%	11/1/37 (12)	5,745	5,816
Pennsylvania Higher Educational Facilities
Authority Revenue (Widener University)	5.000%	7/15/20	2,360	2,413
Pennsylvania Higher Educational Facilities
Authority Revenue (Widener University)	5.000%	7/15/26	1,200	1,207
Pennsylvania Higher Educational Facilities
Authority Revenue (Widener University)	5.400%	7/15/36	3,000	2,971
Pennsylvania Higher Educational Facilities
Authority Revenue (Widener University)	5.000%	7/15/39	3,000	2,790
Pennsylvania Higher Educational Facilities
Authority Student Housing Revenue
(University Properties Inc.)	6.000%	7/1/21	1,000	1,069
Pennsylvania Higher Educational Facilities
Authority Student Housing Revenue
(University Properties Inc.)	5.000%	7/1/31	3,000	2,649
Pennsylvania Higher Educational Facilities
Authority Student Housing Revenue
(University Properties Inc.)	5.000%	7/1/42	2,500	2,062
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	4.125%	10/1/25	1,500	1,478
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	5.000%	10/1/25	2,000	2,042
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	4.500%	10/1/30	1,500	1,390
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	4.750%	10/1/39	4,800	4,584
Pennsylvania Industrial Development Authority
Economic Development Revenue	5.500%	7/1/12 (Prere.)	575	613
Pennsylvania Industrial Development Authority
Economic Development Revenue	5.500%	7/1/17 (2)	7,000	7,348
Pennsylvania Industrial Development Authority
Economic Development Revenue	5.500%	7/1/18 (2)	7,630	7,980
Pennsylvania Industrial Development Authority
Economic Development Revenue	5.500%	7/1/19 (2)	10,040	10,469
Pennsylvania Industrial Development Authority
Economic Development Revenue	5.500%	7/1/20 (2)	4,495	4,672
Pennsylvania Industrial Development Authority
Economic Development Revenue	5.500%	7/1/21 (2)	8,130	8,433
Pennsylvania Industrial Development Authority
Economic Development Revenue	5.500%	7/1/23	20,000	22,009
Pennsylvania Intergovernmental Cooperation
Authority Special Tax Revenue
(Philadelphia Funding Program)	5.000%	6/15/20	6,000	6,993
Pennsylvania Intergovernmental Cooperation
Authority Special Tax Revenue
(Philadelphia Funding Program)	5.000%	6/15/21	2,000	2,299
Pennsylvania Intergovernmental Cooperation
Authority Special Tax Revenue
(Philadelphia Funding Program)	5.000%	6/15/22	3,230	3,661

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Pennsylvania Public School Building Authority
Lease Revenue (School District of Philadelphia)	5.000%	6/1/27 (4)	12,880	13,159
Pennsylvania Public School Building Authority
Lease Revenue (School District of Philadelphia)	5.000%	6/1/31 (4)	18,305	18,507
Pennsylvania State University Revenue	5.000%	3/1/22	1,250	1,430
Pennsylvania State University Revenue	5.000%	3/1/23	2,020	2,284
Pennsylvania State University Revenue	5.000%	9/1/24	10,625	11,481
Pennsylvania State University Revenue	5.000%	9/1/24	3,000	3,242
Pennsylvania State University Revenue	5.250%	8/15/25	5,360	6,379
Pennsylvania State University Revenue	5.000%	3/1/26	3,300	3,612
Pennsylvania State University Revenue	5.000%	3/1/28	1,000	1,081
Pennsylvania State University Revenue	5.000%	9/1/29	7,625	7,865
Pennsylvania State University Revenue	5.000%	9/1/29	2,500	2,594
Pennsylvania State University Revenue	5.000%	9/1/34	6,325	6,385
Pennsylvania Turnpike Commission
Oil Franchise Tax Revenue	5.000%	12/1/13 (Prere.)	6,000	6,634
Pennsylvania Turnpike Commission
Oil Franchise Tax Revenue	5.000%	12/1/26 (2)	4,000	4,128
Pennsylvania Turnpike Commission
Oil Franchise Tax Revenue	5.000%	12/1/27 (2)	3,000	3,081
Pennsylvania Turnpike Commission Revenue	3.000%	6/1/12 (12)	2,015	2,058
Pennsylvania Turnpike Commission Revenue	3.000%	6/1/13 (12)	2,500	2,577
Pennsylvania Turnpike Commission Revenue	4.000%	6/1/14 (12)	1,565	1,666
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20	11,375	12,844
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/25	16,665	17,806
Pennsylvania Turnpike Commission Revenue	5.250%	7/15/27 (4)	4,000	4,453
Pennsylvania Turnpike Commission Revenue	5.375%	6/1/28	12,785	13,096
Pennsylvania Turnpike Commission Revenue	5.250%	7/15/28 (4)	9,375	10,386
Pennsylvania Turnpike Commission Revenue	5.500%	12/1/31 (2)	17,610	18,114
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/32 (2)	16,000	16,142
Pennsylvania Turnpike Commission Revenue	5.500%	6/1/33	17,920	18,391
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/36	12,435	12,435
Pennsylvania Turnpike Commission Revenue	6.000%	12/1/36	2,500	2,777
Pennsylvania Turnpike Commission Revenue	6.500%	12/1/36	3,000	3,301
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/37	8,650	8,200
Pennsylvania Turnpike Commission Revenue	6.250%	6/1/38 (12)	19,595	21,561
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/38	7,500	7,552
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/39 (12)	18,000	17,446
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/39	48,000	47,514
Pennsylvania Turnpike Commission Revenue	5.750%	6/1/39	23,000	23,592
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40	7,500	7,070
Pennsylvania Turnpike Commission Revenue	5.300%	12/1/41	12,000	11,964
Pennsylvania Turnpike Commission Revenue
VRDO	0.200%	6/7/11 (4)	16,200	16,200
Philadelphia PA Airport Parking Authority Revenue	5.000%	9/1/13	3,260	3,501
Philadelphia PA Airport Parking Authority Revenue	5.125%	2/15/24 (2)	1,045	1,046
Philadelphia PA Airport Parking Authority Revenue	5.250%	9/1/24	4,025	4,224
Philadelphia PA Airport Parking Authority Revenue	5.125%	9/1/29	5,975	6,016
Philadelphia PA Airport Revenue	5.000%	6/15/17	1,000	1,122
Philadelphia PA Airport Revenue	5.000%	6/15/19	3,120	3,467
Philadelphia PA Airport Revenue	5.000%	6/15/20	4,670	5,167
Philadelphia PA Airport Revenue	5.000%	6/15/23	3,000	3,202
Philadelphia PA Airport Revenue	5.000%	6/15/24	5,000	5,294
Philadelphia PA Airport Revenue	5.000%	6/15/25	8,505	8,908
Philadelphia PA Gas Works Revenue	5.375%	7/1/14 (4)	4,310	4,322
Philadelphia PA Gas Works Revenue	5.375%	7/1/16 (4)	13,280	15,207
Philadelphia PA Gas Works Revenue	5.000%	8/1/16	3,000	3,273

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Philadelphia PA Gas Works Revenue	5.250%	8/1/17	2,000	2,209
Philadelphia PA Gas Works Revenue	5.375%	7/1/18 (4)	11,555	13,320
Philadelphia PA Gas Works Revenue	5.000%	10/1/37 (2)	3,000	2,788
Philadelphia PA GO	5.000%	12/15/17 (4)	5,555	6,133
Philadelphia PA GO	5.000%	8/1/18 (14)	6,170	6,529
Philadelphia PA GO	5.000%	8/1/19 (14)	7,735	8,089
Philadelphia PA GO	5.000%	8/1/20 (14)	8,005	8,256
Philadelphia PA GO	5.000%	8/1/21 (14)	6,235	6,389
Philadelphia PA GO	6.000%	8/1/36	7,430	7,651
Philadelphia PA GO	7.125%	7/15/38 (12)	3,500	3,875
Philadelphia PA GO	6.500%	8/1/41	3,785	4,010
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Children’s
Hospital of Philadelphia Project) VRDO	0.120%	6/1/11	2,250	2,250
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Children’s
Hospital of Philadelphia Project) VRDO	0.120%	6/1/11	2,000	2,000
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Children’s
Hospital of Philadelphia Project) VRDO	0.120%	6/1/11	1,200	1,200
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Children’s
Hospital of Philadelphia Project) VRDO	0.120%	6/1/11	2,000	2,000
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Children’s
Hospital of Philadelphia Project) VRDO	0.120%	6/2/11	4,180	4,180
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.500%	7/1/30	5,000	4,442
Philadelphia PA Municipal Authority Revenue	6.500%	4/1/34	3,250	3,389
Philadelphia PA Municipal Authority Revenue	6.500%	4/1/39	9,500	9,863
Philadelphia PA Redevelopment
Authority Revenue	5.500%	4/15/15 (14)	3,000	3,112
Philadelphia PA Redevelopment
Authority Revenue	5.500%	4/15/17 (14)	2,255	2,327
Philadelphia PA Redevelopment
Authority Revenue	5.500%	4/15/19 (14)	2,815	2,889
Philadelphia PA Redevelopment
Authority Revenue	5.500%	4/15/20 (14)	2,000	2,049
Philadelphia PA Redevelopment
Authority Revenue	5.500%	4/15/22 (14)	5,275	5,387
Philadelphia PA School District GO	5.250%	2/1/12 (4)	1,000	1,032
Philadelphia PA School District GO	5.500%	2/1/12 (Prere.)	2,000	2,070
Philadelphia PA School District GO	5.500%	2/1/12 (Prere.)	2,000	2,070
Philadelphia PA School District GO	5.500%	2/1/12 (Prere.)	1,000	1,035
Philadelphia PA School District GO	5.500%	2/1/12 (Prere.)	1,800	1,863
Philadelphia PA School District GO	5.500%	2/1/12 (Prere.)	2,500	2,588
Philadelphia PA School District GO	5.625%	8/1/12 (Prere.)	3,500	3,716
Philadelphia PA School District GO	5.625%	8/1/12 (Prere.)	1,000	1,062
Philadelphia PA School District GO	5.625%	8/1/12 (Prere.)	1,000	1,062
Philadelphia PA School District GO	5.250%	9/1/22	7,500	8,056
Philadelphia PA School District GO	5.250%	9/1/23	7,500	7,962
Philadelphia PA School District GO	5.000%	6/1/26 (14)	5,000	5,187
Philadelphia PA School District GO	6.000%	9/1/38	20,000	20,979
Philadelphia PA School District GO VRDO	0.110%	6/7/11 LOC	800	800
Philadelphia PA Water & Waste Water Revenue	5.000%	6/15/16	10,000	11,163
Philadelphia PA Water & Waste Water Revenue	5.250%	11/1/16 (14)	5,040	5,317

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Philadelphia PA Water & Waste Water Revenue	5.250%	11/1/17 (14)	5,460	5,777
Philadelphia PA Water & Waste Water Revenue	5.600%	8/1/18 (ETM)	925	1,105
Philadelphia PA Water & Waste Water Revenue	5.375%	11/1/19 (14)	4,155	4,377
Philadelphia PA Water & Waste Water Revenue	5.250%	1/1/32	5,000	5,113
Philadelphia PA Water & Waste Water Revenue	5.000%	8/1/35 (4)	7,000	7,066
Philadelphia PA Water & Waste Water Revenue	5.250%	1/1/36	9,975	10,037
Philadelphia PA Water & Waste Water Revenue	5.000%	8/1/40 (4)	7,000	7,020
Pittsburgh PA GO	5.500%	3/1/12 (Prere.)	2,015	2,095
Pittsburgh PA GO	5.500%	9/1/13 (2)	5,635	5,785
Pittsburgh PA GO	5.500%	9/1/14 (2)	8,415	8,909
Pittsburgh PA GO	5.500%	9/1/15 (2)	2,125	2,171
Pittsburgh PA School District GO	5.375%	9/1/14 (4)	1,755	1,960
Pittsburgh PA School District GO	5.500%	9/1/16 (4)	4,000	4,655
Pittsburgh PA School District GO	5.500%	9/1/18 (4)	2,880	3,379
Pittsburgh PA Water & Sewer Authority Revenue	5.125%	6/1/12 (Prere.)	3,000	3,146
2 Pittsburgh PA Water & Sewer Authority Revenue	7.250%	9/1/14 (ETM)	12,170	13,456
Pittsburgh PA Water & Sewer Authority Revenue	0.000%	9/1/27 (ETM)	1,935	943
Pittsburgh PA Water & Sewer Authority Revenue	0.000%	9/1/27 (14)	10,830	4,015
Pittsburgh PA Water & Sewer Authority Revenue	0.000%	9/1/28 (ETM)	1,365	625
Pittsburgh PA Water & Sewer Authority Revenue	0.000%	9/1/29 (ETM)	4,725	2,031
Pittsburgh PA Water & Sewer Authority Revenue	0.000%	9/1/29 (14)	20,000	6,350
Pocono Mountain PA School District GO	5.000%	9/1/31 (4)	3,000	3,072
Radnor Township PA School District GO	5.000%	8/15/15 (Prere.)	835	971
Radnor Township PA School District GO	5.000%	2/15/35 (4)	1,665	1,698
Reading PA School District GO	0.000%	1/15/15 (14)	9,260	7,627
Reading PA School District GO	0.000%	1/15/16 (14)	9,270	7,203
Reading PA School District GO	5.000%	1/15/29 (4)	5,000	5,147
Sayre PA Health Care Facilities Authority
Revenue (Guthrie Health Care System)	5.750%	12/1/11 (Prere.)	2,225	2,308
Sayre PA Health Care Facilities Authority
Revenue (Guthrie Health Care System)	6.250%	12/1/11 (Prere.)	2,390	2,485
Sayre PA Health Care Facilities Authority
Revenue (Guthrie Health Care System)	6.250%	12/1/11 (Prere.)	1,850	1,924
Sayre PA Health Care Facilities Authority
Revenue (Guthrie Health Care System)	6.250%	12/1/11 (Prere.)	1,480	1,539
Sayre PA Health Care Facilities Authority
Revenue (Guthrie Health Care System)	6.250%	12/1/11 (Prere.)	1,425	1,482
Sayre PA Health Care Facilities Authority
Revenue (Guthrie Health Care System)	6.250%	12/1/11 (Prere.)	1,515	1,575
Sayre PA Health Care Facilities Authority
Revenue (Guthrie Health Care System)	6.250%	12/1/13	520	536
Sayre PA Health Care Facilities Authority
Revenue (Guthrie Health Care System)	6.250%	12/1/14	500	515
Sayre PA Health Care Facilities Authority
Revenue (Guthrie Health Care System)	6.250%	12/1/15	530	545
Sayre PA Health Care Facilities Authority
Revenue (Guthrie Health Care System)	6.250%	12/1/16	835	857
Sayre PA Health Care Facilities Authority
Revenue (Guthrie Health Care System)	6.250%	12/1/17	1,725	1,768
Sayre PA Health Care Facilities Authority
Revenue (Guthrie Health Care System)	6.250%	12/1/18	650	665
Sayre PA Health Care Facilities Authority
Revenue (Guthrie Health Care System)	5.750%	12/1/21	775	789
Sayre PA Health Care Facilities Authority
Revenue (Guthrie Health Care System)	5.875%	12/1/31	2,840	2,862
Scranton PA School District GO	5.250%	6/15/27 (10)	2,750	2,873
Scranton PA School District GO	5.250%	6/15/31 (10)	2,375	2,445

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Scranton-Lackawanna PA Health & Welfare
Authority Revenue (University of Scranton)	5.000%	11/1/32 (10)	3,850	3,860
Shamokin-Coal Township PA Joint Sewer
Authority Sewer Revenue	5.000%	7/1/30 (4)	5,340	5,445
Shamokin-Coal Township PA Joint Sewer
Authority Sewer Revenue	5.000%	7/1/36 (4)	6,500	6,561
Snyder County PA Higher Education Authority
University Revenue (Susquehanna
University Project)	5.000%	1/1/30 (11)	5,000	5,047
Somerset PA Area School District GO	5.000%	3/15/25 (4)	7,090	7,490
South Fork PA Hospital Authority Hospital
Revenue (Conemaugh Valley Memorial
Hospital Project)	5.750%	7/1/18 (6)	7,000	7,368
Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	6.000%	6/1/25	20,000	21,855
Southeastern Pennsylvania Transportation
Authority Revenue	5.000%	3/1/27	6,100	6,426
Southeastern Pennsylvania Transportation
Authority Revenue	5.000%	3/1/28	5,000	5,238
State Public School Building Authority
Pennsylvania School Revenue (Philadelphia
School District Project)	5.250%	6/1/13 (Prere.)	9,280	10,149
Swarthmore Borough Authority PA
College Revenue	5.000%	9/15/30	21,000	22,124
Unionville-Chadds Ford PA School District GO	5.000%	6/1/32	6,440	6,672
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.500%	9/15/24	3,000	3,430
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.250%	9/15/29	14,000	15,275
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.250%	9/15/34	10,100	10,676
Warwick PA School District GO	5.375%	8/15/11 (Prere.)	2,435	2,461
Warwick PA School District GO	5.375%	8/15/11 (Prere.)	2,570	2,597
Washington County PA Hospital Authority
Revenue (Washington Hospital Project)	5.125%	7/1/11 (ETM)	330	331
Washington County PA Hospital Authority
Revenue (Washington Hospital Project)	5.125%	7/1/11 (2)	1,510	1,516
Washington County PA Hospital Authority
Revenue (Washington Hospital Project)	5.125%	7/1/12 (2)	1,935	1,990
Washington County PA Hospital Authority
Revenue (Washington Hospital Project)	5.250%	7/1/13 (2)	2,035	2,124
Washington County PA Hospital Authority
Revenue (Washington Hospital Project)	5.375%	7/1/14 (2)	1,640	1,733
Washington County PA Hospital Authority
Revenue (Washington Hospital Project)	5.375%	7/1/15 (2)	2,250	2,405
Washington County PA Hospital Authority
Revenue (Washington Hospital Project)	5.500%	7/1/16 (2)	2,375	2,570
West Chester PA Area School District GO	5.000%	5/15/28 (14)	7,480	7,876
West Cornwall Township PA Municipal Authority
College Revenue (Elizabethtown College Project)	6.000%	12/15/11 (Prere.)	2,650	2,731
West Cornwall Township PA Municipal Authority
College Revenue (Elizabethtown College Project)	6.000%	12/15/11 (Prere.)	2,000	2,061
West Jefferson Hills PA School District GO	5.200%	8/1/11 (Prere.)	1,020	1,028
West Jefferson Hills PA School District GO	5.200%	8/1/11 (Prere.)	1,080	1,089

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
West Jefferson Hills PA School District GO	5.200%	8/1/17 (4)	935	942
West Jefferson Hills PA School District GO	5.200%	8/1/18 (4)	980	987
Westmoreland County PA Industrial Development
Authority Revenue (Excela Health Project)	5.125%	7/1/30	1,200	1,149
Westmoreland County PA Municipal
Authority Revenue	5.250%	8/15/15 (Prere.)	3,490	4,066
Westmoreland County PA Municipal
Authority Revenue	6.125%	7/1/17 (ETM)	6,890	7,987
Westmoreland County PA Municipal
Authority Service Water Revenue	0.000%	8/15/15 (3)	5,000	4,439
Westmoreland County PA Municipal
Authority Service Water Revenue	0.000%	8/15/23 (14)	5,000	2,803
Westmoreland County PA Municipal
Authority Service Water Revenue	0.000%	8/15/24 (14)	4,000	2,021
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/35	1,010	993
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/40	1,990	1,910
Wilkes-Barre PA Finance Authority Revenue
(Wilkes University Project)	5.000%	3/1/27	2,200	2,076
Wilkes-Barre PA Finance Authority Revenue
(Wilkes University Project)	5.000%	3/1/37	3,000	2,619
Wyoming PA Area School District GO	5.000%	9/1/26 (14)	2,000	2,072
Wyoming PA Area School District GO	5.000%	9/1/29 (14)	5,020	5,141
York County PA GO	5.000%	6/1/33 (14)	6,000	6,116
York County PA Solid Waste & Refuse
Authority Revenue	5.500%	12/1/13 (14)	6,750	7,483
York County PA Solid Waste & Refuse
Authority Revenue	5.500%	12/1/14 (14)	4,050	4,599
				2,727,073
Puerto Rico (2.2%)
Puerto Rico Electric Power Authority Revenue	5.500%	7/1/20	5,300	5,718
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/21 (14)	5,000	5,291
Puerto Rico GO	5.500%	7/1/18 (14)	5,000	5,382
Puerto Rico Highway & Transportation
Authority Revenue	5.500%	7/1/19 (14)	16,000	17,008
Puerto Rico Infrastructure Financing
Authority Special Tax Revenue	5.500%	7/1/23 (2)	10,000	10,449
Puerto Rico Infrastructure Financing
Authority Special Tax Revenue	0.000%	7/1/30 (3)	14,905	4,122
Puerto Rico Infrastructure Financing
Authority Special Tax Revenue	0.000%	7/1/31 (3)	28,695	7,273
Puerto Rico Public Buildings Authority
Government Facilities Revenue	5.750%	7/1/22 (ETM)	10	13
Puerto Rico Public Buildings Authority
Government Facilities Revenue	5.750%	7/1/22	4,990	5,221
				60,477
Virgin Islands (0.1%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/12	2,000	2,083
Virgin Islands Public Finance Authority Revenue	5.250%	10/1/20	1,750	1,818
				3,901
Total Tax-Exempt Municipal Bonds (Cost $2,752,665)				2,791,451

Pennsylvania Long-Term Tax-Exempt Fund

Market
Value
($000)
Other Assets and Liabilities (1.2%)
Other Assets	47,235
Liabilities	(12,838)
34,397
Net Assets (100%)	2,825,848

At May 31, 2011, net assets consisted of:
Amount
($000)
Paid-in Capital	2,808,626
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(20,754)
Unrealized Appreciation (Depreciation)
Investment Securities	38,786
Futures Contracts	(810)
Net Assets	2,825,848

Investor Shares—Net Assets
Applicable to 42,013,700 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	460,561
Net Asset Value Per Share—Investor Shares	$10.96

Admiral Shares—Net Assets
Applicable to 215,766,796 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,365,287
Net Asset Value Per Share—Admiral Shares	$10.96

See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2011, the aggregate value of these securities was $14,825,000, representing 0.5% of net assets.
2 Securities with a value of $7,307,000 have been segregated as initial margin for open futures contracts.
A key to abbreviations and other references follows the Statement of Net Assets.
See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

Pennsylvania Long-Term Tax-Exempt Fund

Statement of Operations

Six Months Ended
May 31, 2011
($000)
Investment Income
Income
Interest	60,457
Total Income	60,457
Expenses
The Vanguard Group—Note B
Investment Advisory Services	162
Management and Administrative—Investor Shares	337
Management and Administrative—Admiral Shares	963
Marketing and Distribution—Investor Shares	90
Marketing and Distribution—Admiral Shares	285
Custodian Fees	23
Shareholders’ Reports—Investor Shares	4
Shareholders’ Reports—Admiral Shares	3
Trustees’ Fees and Expenses	1
Total Expenses	1,868
Net Investment Income	58,589
Realized Net Gain (Loss)
Investment Securities Sold	589
Futures Contracts	(3,564)
Realized Net Gain (Loss)	(2,975)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(7,010)
Futures Contracts	(803)
Change in Unrealized Appreciation (Depreciation)	(7,813)
Net Increase (Decrease) in Net Assets Resulting from Operations	47,801

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	58,589	122,011
Realized Net Gain (Loss)	(2,975)	2,673
Change in Unrealized Appreciation (Depreciation)	(7,813)	584
Net Increase (Decrease) in Net Assets Resulting from Operations	47,801	125,268
Distributions
Net Investment Income
Investor Shares	(9,497)	(26,826)
Admiral Shares	(49,092)	(95,185)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(58,589)	(122,011)
Capital Share Transactions
Investor Shares	(74,321)	(122,798)
Admiral Shares	(93,681)	300,068
Net Increase (Decrease) from Capital Share Transactions	(168,002)	177,270
Total Increase (Decrease)	(178,790)	180,527
Net Assets
Beginning of Period	3,004,638	2,824,111
End of Period	2,825,848	3,004,638

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund

Financial Highlights

Investor Shares

Six Months
	Ended
For a Share Outstanding	May 31,			Year Ended November 30,
Throughout Each Period	2011	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$10.99	$10.97	$10.19	$11.18	$11.47	$11.32
Investment Operations
Net Investment Income	.220	.446	.456	.483	.505	.513
Net Realized and Unrealized Gain (Loss)
on Investments	(.030)	.020	.780	(.968)	(.252)	.179
Total from Investment Operations	.190	.466	1.236	(.485)	.253	.692
Distributions
Dividends from Net Investment Income	(.220)	(.446)	(.456)	(.483)	(.505)	(.513)
Distributions from Realized Capital Gains	—	—	—	(.022)	(.038)	(.029)
Total Distributions	(.220)	(.446)	(.456)	(.505)	(.543)	(.542)
Net Asset Value, End of Period	$10.96	$10.99	$10.97	$10.19	$11.18	$11.47

Total Return[1]	1.79%	4.28%	12.32%	-4.48%	2.30%	6.30%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$461	$537	$657	$593	$636	$668
Ratio of Total Expenses to
Average Net Assets	0.20%	0.20%	0.20%	0.15%	0.15%	0.16%
Ratio of Net Investment Income to
Average Net Assets	4.11%	4.01%	4.26%	4.46%	4.50%	4.55%
Portfolio Turnover Rate	8%	18%	14%	24%	14%	17%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund

Financial Highlights

Admiral Shares

Six Months
	Ended
For a Share Outstanding	May 31,			Year Ended November 30,
Throughout Each Period	2011	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$10.99	$10.97	$10.19	$11.18	$11.47	$11.32
Investment Operations
Net Investment Income	.224	.455	.464	.491	.513	.522
Net Realized and Unrealized Gain (Loss)
on Investments	(.030)	.020	.780	(.968)	(.252)	.179
Total from Investment Operations	.194	.475	1.244	(.477)	.261	.701
Distributions
Dividends from Net Investment Income	(.224)	(.455)	(.464)	(.491)	(.513)	(.522)
Distributions from Realized Capital Gains	—	—	—	(.022)	(.038)	(.029)
Total Distributions	(.224)	(.455)	(.464)	(.513)	(.551)	(.551)
Net Asset Value, End of Period	$10.96	$10.99	$10.97	$10.19	$11.18	$11.47

Total Return	1.83%	4.36%	12.41%	-4.41%	2.38%	6.37%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,365	$2,467	$2,167	$1,815	$1,834	$1,722
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.12%	0.08%	0.08%	0.09%
Ratio of Net Investment Income to
Average Net Assets	4.19%	4.09%	4.34%	4.53%	4.57%	4.62%
Portfolio Turnover Rate	8%	18%	14%	24%	14%	17%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Pennsylvania Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2007–2010), and for the period ended May 31, 2011, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

Pennsylvania Long-Term Tax-Exempt Fund

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At May 31, 2011, the fund had contributed capital of $438,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.18% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of May 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	2,791,451	—
Futures Contracts—Liabilities[1]	(146)	—	—
Total	(146)	2,791,451	—
1 Represents variation margin on the last day of the reporting period.

D. At May 31, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
2-Year U.S. Treasury Note	September 2011	(323)	(70,798)	(87)
10-Year U.S. Treasury Note	September 2011	(555)	(68,048)	(503)
5-Year U.S. Treasury Note	September 2011	(333)	(39,674)	(220)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

Pennsylvania Long-Term Tax-Exempt Fund

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at November 30, 2010, the fund had available capital loss carryforwards totaling $13,421,000 to offset future net capital gains through November 30, 2016. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending November 30, 2011; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

The fund had realized losses totaling $4,365,000 through November 30, 2010, which are deferred for tax purposes and reduce the amount of tax-basis unrealized appreciation on investment securities.

At May 31, 2011, the cost of investment securities for tax purposes was $2,757,030,000. Net unrealized appreciation of investment securities for tax purposes was $34,421,000, consisting of unrealized gains of $76,932,000 on securities that had risen in value since their purchase and $42,511,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended May 31, 2011, the fund purchased $111,310,000 of investment securities and sold $313,133,000 of investment securities, other than temporary cash investments.

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		May 31, 2011	November 30, 2010
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	51,907	4,832	182,097	16,401
Issued in Lieu of Cash Distributions	6,889	641	19,970	1,798
Redeemed	(133,117)	(12,365)	(324,865)	(29,213)
Net Increase (Decrease)—Investor Shares	(74,321)	(6,892)	(122,798)	(11,014)
Admiral Shares
Issued	165,842	15,411	556,316	50,140
Issued in Lieu of Cash Distributions	31,999	2,975	62,565	5,632
Redeemed	(291,522)	(27,217)	(318,813)	(28,739)
Net Increase (Decrease)—Admiral Shares	(93,681)	(8,831)	300,068	27,033

H. In preparing the financial statements as of May 31, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended May 31, 2011

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	11/30/2010	5/31/2011	Period
Based on Actual Fund Return
Pennsylvania Tax-Exempt Money Market Fund	$1,000.00	$1,000.54	$0.85
Pennsylvania Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,017.86	$1.01
Admiral Shares	1,000.00	1,018.26	0.60
Based on Hypothetical 5% Yearly Return
Pennsylvania Tax-Exempt Money Market Fund	$1,000.00	$1,024.08	$0.86
Pennsylvania Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,023.93	$1.01
Admiral Shares	1,000.00	1,024.33	0.61

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Pennsylvania Tax-Exempt Money Market Fund, 0.17%; and for the Pennsylvania Long-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Pennsylvania Tax-Exempt Money Market Fund and Vanguard Pennsylvania Long-Term Tax-Exempt Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Fixed Income Group—serves as the investment advisor for the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board considered the quality of the funds’ investment management over both the short and long term, and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance
The board considered the short- and long-term performance of the funds, including any periods of outperformance or underperformance of relevant benchmarks and peer groups. The board concluded that the funds have performed in line with expectations and that their results have been consistent with their investment strategies. Information about the funds’ most recent performance can be found in the Performance Summary sections of this report.

Cost
The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the funds’ advisory fee rates were also well below their peer-group averages. Information about the funds’ expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that the funds’ low-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Glossary

7-Day SEC Yield and 30-Day SEC Yield. A money market fund’s 7-day SEC yield is calculated by annualizing its income distributions for the previous seven days, as required by the U.S. Securities and Exchange Commission. For other funds, 30-day SEC yield is derived using a formula specified by the commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Credit Quality. For Vanguard money market funds, the Distribution by Credit Quality table includes tier ratings for consistency with SEC Rule 2a-7 under the Investment Company Act of 1940, which governs money market funds. A First Tier security is one that is eligible for money market funds and has been rated in the highest short-term rating category for debt obligations by the requisite nationally recognized statistical rating organizations. An unrated security is First Tier if it represents quality comparable to that of a rated security, as determined in accordance with SEC Rule 2a-7. A Second Tier security is one that is eligible for money market funds and is not a First Tier security. For the tax-exempt bond funds, credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “Not Rated” is used to classify securities for which a rating is not available. Credit-quality ratings are obtained from Moody’s and S&P, and the higher rating for each issue is used.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 177 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee[1]	and President (2006–2008) of Rohm and Haas Co.
(chemicals); Director of Tyco International, Ltd.
F. William McNabb III	(diversified manufacturing and services) and Hewlett-
Born 1957. Trustee Since July 2009. Chairman of the	Packard Co. (electronic computer manufacturing);
Board. Principal Occupation(s) During the Past Five	Senior Advisor at New Mountain Capital; Trustee
Years: Chairman of the Board of The Vanguard Group,	of The Conference Board; Member of the Board of
Inc., and of each of the investment companies served	Managers of Delphi Automotive LLP (automotive
by The Vanguard Group, since January 2010; Director	components).
of The Vanguard Group since 2008; Chief Executive
Officer and President of The Vanguard Group and of	Amy Gutmann
each of the investment companies served by The	Born 1949. Trustee Since June 2006. Principal
Vanguard Group since 2008; Director of Vanguard	Occupation(s) During the Past Five Years: President
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Christopher H.
Vanguard Group (1995–2008).	Browne Distinguished Professor of Political Science
in the School of Arts and Sciences with secondary
appointments at the Annenberg School for Commu-
Independent Trustees	nication and the Graduate School of Education
of the University of Pennsylvania; Director of
Emerson U. Fullwood	Carnegie Corporation of New York, Schuylkill River
Born 1948. Trustee Since January 2008. Principal	Development Corporation, and Greater Philadelphia
Occupation(s) During the Past Five Years: Executive	Chamber of Commerce; Trustee of the National
Chief Staff and Marketing Officer for North America	Constitution Center; Chair of the Presidential
and Corporate Vice President (retired 2008) of Xerox	Commission for the Study of Bioethical Issues.
Corporation (document management products and
services); Executive in Residence and 2010	JoAnn Heffernan Heisen
Distinguished Minett Professor at the Rochester	Born 1950. Trustee Since July 1998. Principal
Institute of Technology; Director of SPX Corporation	Occupation(s) During the Past Five Years: Corporate
(multi-industry manufacturing), the United Way of	Vice President and Chief Global Diversity Officer
Rochester, Amerigroup Corporation (managed health	(retired 2008) and Member of the Executive
care), the University of Rochester Medical Center,	Committee (1997–2008) of Johnson & Johnson
Monroe Community College Foundation, and North	(pharmaceuticals/consumer products); Director of
Carolina A&T University.	Skytop Lodge Corporation (hotels), the University
Medical Center at Princeton, the Robert Wood
Rajiv L. Gupta	Johnson Foundation, and the Center for Work Life
Born 1945. Trustee Since December 2001.[2]	Policy; Member of the Advisory Board of the
Principal Occupation(s) During the Past Five Years:	Maxwell School of Citizenship and Public Affairs
Chairman and Chief Executive Officer (retired 2009)	at Syracuse University.

F. Joseph Loughrey	Thomas J. Higgins
Born 1949. Trustee Since October 2009. Principal	Born 1957. Chief Financial Officer Since September
Occupation(s) During the Past Five Years: President	2008. Principal Occupation(s) During the Past Five
and Chief Operating Officer (retired 2009) and Vice	Years: Principal of The Vanguard Group, Inc.; Chief
Chairman of the Board (2008–2009) of Cummins Inc.	Financial Officer of each of the investment companies
(industrial machinery); Director of SKF AB (industrial	served by The Vanguard Group since 2008; Treasurer
machinery), Hillenbrand, Inc. (specialized consumer	of each of the investment companies served by The
services), the Lumina Foundation for Education, and	Vanguard Group (1998–2008).
Oxfam America; Chairman of the Advisory Council
for the College of Arts and Letters and Member	Kathryn J. Hyatt
of the Advisory Board to the Kellogg Institute for	Born 1955. Treasurer Since November 2008. Principal
International Studies at the University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Treasurer of each of
André F. Perold	the investment companies served by The Vanguard
Born 1952. Trustee Since December 2004. Principal	Group since 2008; Assistant Treasurer of each of the
Occupation(s) During the Past Five Years: George	investment companies served by The Vanguard Group
Gund Professor of Finance and Banking at the Harvard	(1988–2008).
Business School; Chair of the Investment Committee
of HighVista Strategies LLC (private investment firm).	Heidi Stam
Born 1956. Secretary Since July 2005. Principal
Alfred M. Rankin, Jr.	Occupation(s) During the Past Five Years: Managing
Born 1941. Trustee Since January 1993. Principal	Director of The Vanguard Group, Inc., since 2006;
Occupation(s) During the Past Five Years: Chairman,	General Counsel of The Vanguard Group since 2005;
President, and Chief Executive Officer of NACCO	Secretary of The Vanguard Group and of each of the
Industries, Inc. (forklift trucks/housewares/lignite);	investment companies served by The Vanguard Group
Director of Goodrich Corporation (industrial products/	since 2005; Director and Senior Vice President of
aircraft systems and services) and the National	Vanguard Marketing Corporation since 2005;
Association of Manufacturers; Chairman of the	Principal of The Vanguard Group (1997–2006).
Federal Reserve Bank of Cleveland; Vice Chairman
of University Hospitals of Cleveland; President of
the Board of The Cleveland Museum of Art.	Vanguard Senior Management Team

Peter F. Volanakis	R. Gregory Barton	Michael S. Miller
Born 1955. Trustee Since July 2009. Principal	Mortimer J. Buckley	James M. Norris
Occupation(s) During the Past Five Years: President	Kathleen C. Gubanich	Glenn W. Reed
and Chief Operating Officer (retired 2010) of Corning	Paul A. Heller	George U. Sauter
Incorporated (communications equipment); Director of	Martha G. King
Corning Incorporated (2000–2010) and Dow Corning
(2001–2010); Overseer of the Amos Tuck School of
Business Administration at Dartmouth College.	Chairman Emeritus and Senior Advisor

John J. Brennan
Executive Officers	Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008
Glenn Booraem
Born 1967. Controller Since July 2010. Principal
Occupation(s) During the Past Five Years: Principal	Founder
of The Vanguard Group, Inc.; Controller of each of
the investment companies served by The Vanguard	John C. Bogle
Group since 2010; Assistant Controller of each of	Chairman and Chief Executive Officer, 1974–1996
the investment companies served by The Vanguard
Group (2001–2010).

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	CFA® is a trademark owned by CFA Institute.
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
With Hearing Impairment > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2011 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q772 072011

Item 2: Code of Ethics.

Not Applicable.

Item 3: Audit Committee Financial Expert.

Not Applicable.

Item 4: Principal Accountant Fees and Services.

Not Applicable.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: July 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: July 25, 2011

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: July 25, 2011

*By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683, Incorporated by Reference.